Semi-Annual Report
June 30, 1999

o Emerging Growth
o International Equity
o Income Opportunity
o Value Plus
o Growth & Income
o Balanced
o Bond
o Standby Income

Touchstone
Family of Funds

LETTER FROM THE PRESIDENT




Dear Fellow Touchstone Shareholder:

As evidenced by the performance reflected in this semi-annual report, a robust domestic economy and healing economies abroad marked the first six months of 1999. Among the forces influencing the investment climate were modest price inflation overall, strong corporate earnings, continued consumer confidence and accelerating recoveries in many regions of the world, despite rising oil prices. Expectations of an eventual boost in interest rates drove the price of the bellwether 30-year Treasury bond downward and were fulfilled by a hike in the federal funds rate of 1/4 of 1 percent on June 30.

Historical trends show that the performance of investment sectors and styles runs in cycles. The cycles of different sector and style classes often move in opposite directions and alternately lead and lag one another. When one is up, the other is flat or down, and vice versa. We require that Touchstone managers possess the experience to stay the course through these cycles and the expertise to take advantage of the various opportunities presented over the course of these cycles. In the first six months of 1999, some sectors and styles that lagged in 1998 have exhibited a resurgence in performance and a subsequent return to favor. Small capitalization stocks and value stocks have been among the leading examples. The performance of a number of Touchstone's investment options reflect that rebound. Please see the following pages for details.

Year 2000 Readiness

We have now passed the mid-point of 1999. We are confident that January 1, 2000, will be like any other day when it comes to providing Touchstone shareholders prompt and reliable service. We are taking every step to assure the readiness of our computer systems for Year 2000. Even though we don't expect any problems, as is our usual practice, we will have backup of all critical information on December 31, 1999.

I'd like to take this opportunity to thank you for your investment in the Touchstone Family of Funds and Variable Annuities.(1) We appreciate your continued confidence and pledge every effort to continue to merit your trust.

Sincerely,

/s/Jill T. McGruder

Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities

(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio. The Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., member NASD and SIPC. For a prospectus containing more information, including all fees and expenses, call 800.669.2796. Please read the prospectus carefully before investing or sending money.

NOTES
2

  EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)

                                                   Value
Shares                                           (Note 1)

COMMON STOCKS - 95.6%
  AUTOMOTIVE - 1.7%
    3,100  Bandag, Class A                  $    87,188
    8,000  Exide                                118,000
----------------------------------------------------------
                                                205,188
----------------------------------------------------------
  BANKING - 2.9%
    3,000  Bank United, Class A                 120,563
    6,000  Dime Bancorp                         120,750
    5,100  Golden State Bancorp*                112,200
----------------------------------------------------------
                                                353,513
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.1%
   14,400  DiMon                                 74,700
    5,200  Ralcorp Holdings*                     83,525
   14,200  Vlasic Foods International*          103,838
----------------------------------------------------------
                                                262,063
----------------------------------------------------------
  BUILDING MATERIALS - 4.0%
   11,500  Dal-Tile International*              130,813
    2,100  Martin Marietta Materials            123,900
    5,100  Sawtek*                              233,963
----------------------------------------------------------
                                                488,676
----------------------------------------------------------
  COMMERCIAL SERVICES - 13.2%
    6,000  Administaff*                          96,000
   10,800  Applied Analytical Industries*       121,500
    4,400  A.C. Nielson*                        133,100
    6,000  Career Education*                    202,875
    3,500  CDI*                                 119,219
    5,000  DeVry*                               111,875
    7,000  Education Management*                145,250
   10,000  FirstService*                        152,500
    4,500  Forrester Research*                  112,500
    7,400  Safety-Kleen*                        134,125
   10,100  Unova*                               160,338
    5,400  Wallace Computer Services            135,000
----------------------------------------------------------
                                              1,624,282
----------------------------------------------------------
  COMMUNICATIONS - 3.9%
    8,000  AudioCodes*                          216,000
    2,100  Plantronics*                         136,763
    4,000  Powerwave Technologies*              129,000
----------------------------------------------------------
                                                481,763
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.0%
    8,500  CBT Group, ADR*                      140,250
   17,100  Natural MicroSystems*                163,519
    1,800  pcOrder.com*                          74,813
    3,700  Policy Management System*            111,000
----------------------------------------------------------
                                                489,582
----------------------------------------------------------
  COMPUTERS & INFORMATION - 1.8%
    5,100  Gerber Scientific                    112,519
   10,800  Scitex*                              108,000
----------------------------------------------------------
                                                220,519
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.8%
    9,100  Magnetek*                             96,119
----------------------------------------------------------
  ELECTRONICS - 14.5%
    7,000  Aeroflex*                            138,250
    1,500  Commscope*                            46,125
    3,100  Dionex*                              125,550
    5,000  Galileo Technology*                  226,563


                                                 Value
   Shares                                      (Note 1)

  ELECTRONICS - CONTINUED
    9,600  GP Strategies*                   $    84,000
    6,400  hi/fn*                               487,200
    9,100  MMC Networks*                        407,216
   12,900  Sipex*                               264,450
----------------------------------------------------------
                                              1,779,354
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.0%
    7,000  Cinar Films, Class B*                171,500
    2,900  SFX Entertainment, Class A*          193,031
----------------------------------------------------------
                                                364,531
----------------------------------------------------------
  FOOD RETAILERS - 0.9%
    7,000  Pantry (The)*                        112,875
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.3%
    5,000  Syncor International*                180,000
    6,800  Total Renal Care Holdings*           105,825
----------------------------------------------------------
                                                285,825
----------------------------------------------------------
  HEAVY CONSTRUCTION - 1.6%
   13,600  Foster Wheeler                       192,100
----------------------------------------------------------
  HEAVY MACHINERY - 1.7%
    8,900  Helix Technology                     213,044
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.7%
    2,000  Herman Miller                         42,000
    2,000  LA-Z-Boy Chair                        46,000
----------------------------------------------------------
                                                 88,000
----------------------------------------------------------
  HOUSEHOLD PRODUCTS - 0.8%
    2,600  Snap-on                               94,088
----------------------------------------------------------
  INSURANCE - 2.4%
    6,300  HCC Insurance Holdings               142,931
    3,600  HSB Group                            148,275
----------------------------------------------------------
                                                291,206
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 8.1%
    6,000  American Tower Systems, Class A*     144,000
    7,500  Capstar Broadcasting, Class A*       205,313
    3,800  Central Newspapers, Class A          142,975
   10,200  Hollinger International              121,125
   13,500  Information Holdings*                264,938
    3,600  Lee Enterprises                      109,800
----------------------------------------------------------
                                                988,151
----------------------------------------------------------
  MEDICAL SUPPLIES - 6.5%
    9,000  Arthocare*                           184,500
    2,900  EG&G                                 103,313
    5,500  Novoste*                             115,500
    5,000  OEC Medical Systems*                 122,500
    3,900  Roper Industries                     124,800
    3,000  Xomed Surgical Products*             146,063
----------------------------------------------------------
                                                796,676
----------------------------------------------------------
  METALS - 1.6%
    3,200  Harsco                               102,400
    4,100  Ryerson Tull                          92,506
----------------------------------------------------------
                                                194,906

The accompanying notes are an integral part of the financial statements.

  EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  OIL & GAS - 3.1%
    3,700  Equitable Resources              $   139,675
    5,100  Helmerich & Payne                    121,444
    5,100  Nabors Industries*                   124,631
----------------------------------------------------------
                                                385,750
----------------------------------------------------------
  PHARMACEUTICALS - 5.1%
    6,200  Albany Molecular Research*           184,450
   10,300  Anesta*                              210,506
    3,500  King Pharmaceuticals*                 90,563
    4,000  Millennium Pharmaceuticals*          144,000
----------------------------------------------------------
                                                629,519
----------------------------------------------------------
  REAL ESTATE - 0.8%
    4,000  Prentiss Properties Trust, REIT       94,000
----------------------------------------------------------
  RETAILERS - 1.1%
    5,600  Enesco Group                         129,500
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.2%
    3,000  Frontier                             177,000
    3,000  Qwest Communications
           International*                        99,188
----------------------------------------------------------
                                                276,188
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 1.8%
    4,532  Albany International*                 94,039
    8,700  Stride Rite                           89,719
    2,000  Unifi*                                42,500
----------------------------------------------------------
                                                226,258
----------------------------------------------------------
                                                 Value
   Shares                                      (Note 1)

  TRANSPORTATION - 3.0%
   12,100  Fritz Companies*                 $   130,075
   16,000  Halter Marine Group*                 106,000
    7,300  Yellow*                              129,575
----------------------------------------------------------
                                                365,650
TOTAL COMMON STOCKS
(COST $10,147,814)                           11,729,326
----------------------------------------------------------
WARRANTS - 0.0%
  BANKING - 0.0%
    2,200  Golden State Bancorp*                  2,888
----------------------------------------------------------
TOTAL WARRANTS (COST $9,438)                      2,888
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 95.6%
  (COST $10,157,252)(A)                      11,732,214
  CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.4%                       542,599
NET ASSETS - 100.0%                         $12,274,813
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $10,157,252, resulting in gross unrealized appreciation and depreciation of $2,424,789 and $849,827, respectively, and net unrealized appreciation of $1,574,962.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

  INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 95.2%
  AUSTRALIA - 2.0%
    7,110  Broken Hill Proprietary          $    82,363
    2,496  Lend Lease                            34,272
    2,800  National Australia Bank               46,337
    5,958  Publishing & Broadcasting             39,321
    6,675  Southcorp                             26,957
----------------------------------------------------------
                                                229,250
----------------------------------------------------------
  BRAZIL - 0.6%
    1,400  Electrobras, ADR*                     14,095
    1,200  Petroleo Brasileiro, ADR              18,478
      384  Telecomunicacoes Brasileiras
           (Telebras), PFD Block, ADR            34,632
----------------------------------------------------------
                                                 67,205
----------------------------------------------------------
  CHILE - 0.1%
      300  Compania de Telecomunicaciones
           de Chile, ADR                          7,425
----------------------------------------------------------
  CHINA - 0.1%
      525  China Steel, 144A, ADR*                7,932
----------------------------------------------------------
  FINLAND - 2.8%
    2,545  Nokia Oyj                            223,237
      971  Sonera Group                          21,243
    2,830  UPM-Kymmene                           81,188
----------------------------------------------------------
                                                325,668
----------------------------------------------------------
  FRANCE - 9.4%
      573  Accor                                143,983
    1,084  AXA                                  132,334
      658  Cap Gemini                           103,483
    1,035  Carrefour Supermarche*               152,200
      587  Compagnie de Saint Gobain             93,589
    2,080  Compagnie Generale des
           Etablissements Michelin, Class B      85,150
      547  Louis Vuitton Moet Hennessy          160,255
    1,156  Total Fina, B                        149,236
      991  Valeo                                 81,813
----------------------------------------------------------
                                              1,102,043
----------------------------------------------------------
  GERMANY - 6.4%
      251  Allianz Holdings                      69,676
    2,040  BASF                                  90,207
    1,548  DaimlerChrysler                      134,187
    1,695  Mannesmann                           253,099
    2,149  Preussag*                            115,540
    1,049  Siemens                               80,972
----------------------------------------------------------
                                                743,681
----------------------------------------------------------
  GREAT BRITAIN - 23.7%
    4,254  Abbey National                        79,848
    4,595  Amvescap                              40,880
      184  Anglo American*                        8,595
    9,717  Bank of Scotland                     128,638
   13,560  British Petroleum                    242,983
   11,347  British Telecommunications           190,560
    6,354  Cable & Wireless
           Communications*                       61,085
   10,872  Cable & Wireless                     138,472
    5,225  CGU                                   74,276
    2,471  COLT Telecom Group*                   50,626
    4,026  Compass Group                         39,910


                                                 Value
   Shares                                      (Note 1)

  GREAT BRITAIN - CONTINUED
    1,358  Energis*                         $    32,381
   15,620  General Electric                     159,273
    6,485  Glaxo Wellcome                       180,185
    9,482  Kingfisher                           109,089
      333  Liberty International*                 2,206
   10,527  Lloyds TSB Group                     143,682
    7,356  Nycomed Amersham                      51,343
    6,633  Orange*                               98,451
    5,776  Peninsular and Oriental
           Steam Navigation                      86,706
    4,346  SEMA Group                            41,901
   25,306  Shell Transport & Trading            189,740
   13,584  SmithKline Beecham                   176,512
    1,702  South African Breweries               14,773
    4,064  Unilever                              36,155
   12,571  Vodafone Group                       248,837
   17,033  WPP Group                            143,615
----------------------------------------------------------
                                              2,770,722
----------------------------------------------------------
  GREECE - 0.3%
    2,520  Hellenic Telecommunications
           Organization, ADR*                    27,878
    1,104  National Bank of Greece, GDR*         14,186
----------------------------------------------------------
                                                 42,064
----------------------------------------------------------
  HONG KONG - 0.9%
    2,000  Cheung Kong Holdings                  17,787
    7,600  China Telecom*                        21,109
    2,057  Hang Seng Bank                        23,000
    2,700  Henderson Land Development            15,521
    1,000  Hutchison Whampoa                      9,054
    4,000  Swire Pacific, Class A                19,797
----------------------------------------------------------
                                                106,268
----------------------------------------------------------
  IRELAND - 1.0%
    8,790  Allied Irish Banks                   115,930
        1  Bank of Ireland                           10
----------------------------------------------------------
                                                115,940
----------------------------------------------------------
  ISRAEL - 0.1%
      250  ECI Telecommunications                 8,297
----------------------------------------------------------
  ITALY - 3.5%
    3,848  Assicurazione Generali               133,583
    6,821  Istituto Bancario San Paolo
           di Torino                             93,097
   59,290  Seat Pagine Gialle                    80,763
   10,203  Telecom Italia                       105,869
----------------------------------------------------------
                                                413,312
----------------------------------------------------------
  JAPAN - 25.2%
      800  Acom                                  69,085
      900  Aiwa, First Section                   29,750
    5,600  Bank of Tokyo                         79,736
      100  Bellsystem 24, Second Section         40,864
    2,000  Bridgestone                           60,491
    1,000  Canon                                 28,758
    4,000  Daiwa House Industry,
           First Section                         42,079
      200  Don Quijote, Second Section           50,326
    1,100  Familymart                            50,450

The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS CONTINUED

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  JAPAN - CONTINUED
      700  Fanuc, First Section             $    37,600
    7,000  Fuji Heavy Industries                 54,029
      520  Fuji Soft ABC, First Section          30,940
    2,000  Fujitsu                               40,245
    1,000  Heiwa, First Section                  18,015
      100  Hikari Tsushin                        30,907
    1,000  Hoya, First Section                   56,442
    1,400  ITO Yokado                            93,711
      100  Kadokawa Shoten Publishing,
           Second Section                        20,412
    2,000  Kao                                   56,194
      500  Konami                                20,659
      400  Mabuchi Motor, First Section          37,187
    2,000  Matsushita Electric                   38,840
       33  Merrill Lynch (Honda Motor), CPS      35,822
    3,000  Minebea                               33,468
    8,900  Mitsui Chemicals                      57,367
    4,000  Mitsui O.S.K. Lines, First Section     8,594
       30  Morgan Stanley Dean Witter
           (Canon Inc), CPS*                     35,023
       25  Morgan Stanley Dean Witter
           (Sony Corp), CPS*                     45,609
    3,000  NEC                                   37,311
      623  Nichiei, First Section                54,572
      100  NIDEC, First Section                  14,999
      900  Nintendo                             125,320
    9,000  Nippon Express                        53,921
       40  Nippon Telegraph & Telephone         233,039
    5,000  Nomura Securities                     58,549
        7  NTT Data, First Section               55,648
       50  NTT Mobile Communication
           Network, First Section                67,763
      300  Orix, First Section                   26,775
      300  Rohm Company                          46,980
      100  Ryohin Keikaku, Second Section        25,163
      400  Sankyo, First Section                 19,139
    4,000  Sanwa Bank (The)                      39,369
    4,000  Sekisui House                         43,170
    1,000  Softbank, First Section              202,545
      900  Sony                                  97,058
    4,000  Sumitomo Bank                         49,616
    8,000  Sumitomo Chemical, First Section      36,691
   15,000  Sumitomo Realty & Development         56,276
    1,000  Sumitomo Rubber Industries,
           First Section                          7,074
    1,000  Takeda Chemical Industries            46,360
    1,500  TDK                                  137,220
      300  Tokyo Seimitsu, First Section         19,114
    6,000  Toshiba                               42,790
    4,000  Toyota Motor                         126,601
      200  WORLD, Second Section                 14,858
    1,000  Yakult Honsha, First Section           9,131
----------------------------------------------------------
                                              2,949,655
----------------------------------------------------------
                                                 Value
   Shares                                      (Note 1)
  MEXICO - 0.9%
    2,000  Cemex SA de CV, Class B, ADR     $    19,772
    1,100  Cifra, ADR*                           21,097
      850  Telefonos de Mexico, Class L, ADR     68,691
----------------------------------------------------------
                                                109,560
----------------------------------------------------------
  NETHERLANDS - 7.0%
      685  AEGON                                 49,729
    1,707  Equant*                              157,482
    2,136  Fortis                                66,017
    1,233  Ing Groep                             66,801
    1,298  Koninklijke Numico                    46,011
    1,289  Koninklijke (Royal) Philips
           Electronics                          127,224
    3,214  STMicroelectronics                   215,485
      518  STMicroelectronics, ADR               35,936
    1,297  Verenigde Nederlandse                 51,865
----------------------------------------------------------
                                                816,550
----------------------------------------------------------
  SINGAPORE - 0.7%
    3,720  City Developments                     23,824
   12,000  DBS Land                              23,972
    4,100  Natsteel Electronics                  17,947
    1,500  Singapore Airlines                    14,277
----------------------------------------------------------
                                                 80,020
----------------------------------------------------------
  SOUTH AFRICA - 0.1%
      715  Liberty Life Association of Africa     9,155
----------------------------------------------------------
  SOUTH KOREA - 1.3%
    3,200  Korea Electric Power, ADR             65,600
    1,200  Korea Telecom, ADR*                   48,000
      657  Pohang Iron & Steel                   22,092
       74  Samsung Electronics, GDR*              3,981
    1,140  SK Telecom, ADR                       19,380
----------------------------------------------------------
                                                159,053
----------------------------------------------------------
  SPAIN - 0.9%
   10,060  Banco Santander Central
           Hispano*                             104,852
----------------------------------------------------------
  SWEDEN - 2.6%
    5,109  Electrolux, Class B                  107,216
    2,550  Ericsson                              81,923
    5,951  Skandia Forsakrings                  111,555
----------------------------------------------------------
                                                300,694
----------------------------------------------------------
  SWITZERLAND - 5.1%
      794  ABB*                                  74,901
       65  Novartis                              95,010
       22  Roche Holding                        113,187
      142  Swisscom                              53,490
      471  Union Bank of Switzerland            140,724
      203  Zurich Allied                        115,552
----------------------------------------------------------
                                                592,864
----------------------------------------------------------
  TAIWAN - 0.5%
    1,760  Taiwan Semiconductor
           Manufacturing, ADR*                   59,840
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $10,025,089)                           11,122,050
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

  INTERNATIONAL EQUITY FUND

                                                 Value
   Shares                                      (Note 1)

INVESTMENT TRUST - 0.2%
  TAIWAN - 0.2%
      190  Morgan Stanley Taiwan OPALS,
           Series B, 144A                   $    25,912
----------------------------------------------------------
TOTAL INVESTMENT TRUST
(COST $23,708)                                   25,912
----------------------------------------------------------
PREFERRED STOCK - 0.4%
  GERMANY - 0.4%
      102  SAP                                   40,788
----------------------------------------------------------
TOTAL PREFERRED STOCK
(COST $39,044)                                   40,788
----------------------------------------------------------
RIGHTS - 0.1%
  FRANCE - 0.1%
      547  Louis Vuitton Moet Hennessy*          16,003
----------------------------------------------------------
TOTAL RIGHTS
(COST $0)                                        16,003
----------------------------------------------------------
                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 95.9%
(COST $10,087,841)(A)                       $11,204,753
CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.1%                       480,186
----------------------------------------------------------
NET ASSETS - 100.0%                         $11,684,939
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $10,087,841, resulting in gross unrealized appreciation and depreciation of $1,509,374 and $392,462, respectively, and net unrealized appreciation of $1,116,912.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.
ADR - American Depository Receipt
CPS - Currency Protected Security
GDR - Global Depository Receipt
OPALS - Optimised Portfolios As Listed Securities


The accompanying notes are an integral part of the financial statements.

  INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 71.9%
  AUTOMOTIVE - 2.7%
$ 250,000  Sonic Automotive,
           Series B         11.00% 08/01/08 $   247,500
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.6%
  200,000  Mastellone Hermanos,
           Yankee-Dollar    11.75% 04/01/08     142,000
----------------------------------------------------------
  CHEMICALS - 8.3%
  250,000  Lyondell Chemical,
           Series B, 144A   9.875% 05/01/07     255,625
  250,000  Royster-Clark,
           144A             10.25% 04/01/09     246,250
  250,000  ZSC Specialty
           Chemicals, 144A  11.00% 07/01/09     251,875
----------------------------------------------------------
                                                753,750
----------------------------------------------------------
  COMMERCIAL SERVICES - 2.0%
  200,000  Dialog, Series A,
           Yankee-Dollar    11.00% 11/15/07     181,000
----------------------------------------------------------
  COMMUNICATIONS - 9.9%
  250,000  Netia Holdings,
           144A            13.125% 06/15/09     251,875
  250,000  Northeast Optic
           Network          12.75% 08/15/08     258,750
  250,000  Orion Network     1.25% 01/15/07     223,750
  400,000  Paging Network do
           Brasil, Yankee-
           Dollar (c)       13.50% 06/06/05     168,000
----------------------------------------------------------
                                                902,375
----------------------------------------------------------
  CONTAINERS & PACKAGING - 2.8%
  250,000  Consolidated
           Container, 144A 10.125% 07/15/09     253,750
----------------------------------------------------------
  ELECTRIC UTILITIES - 2.8%
  250,000  AES Corporation
           (The)             9.50% 06/01/09     256,875
----------------------------------------------------------
  ENTERTAINMENT & LEISURE - 4.2%
  250,000  Bell Sports,
           Series B         11.00% 08/15/08     248,750
  250,000  TVN Entertainment,
           144A(c)          14.00% 08/01/08     137,500
----------------------------------------------------------
                                                386,250
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.8%
  250,000  LifePoint Hospitals,
           144A             10.75% 05/15/09     254,375
----------------------------------------------------------
  HEAVY MACHINERY - 2.6%
  250,000  Tokheim, 144A   11.375% 08/01/08     238,750
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.5%
  300,000  Imperial Home
           Decor Group,
           Series B         11.00% 03/15/08     225,000
----------------------------------------------------------

  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

  INDUSTRIAL - DIVERSIFIED - 14.1%
$ 250,000  Aqua Chem        11.25% 07/01/08 $   175,000
  250,000  Evenflo, Series B 11.75%08/15/06     252,500
  500,000  FSW International,
           Yankee-Dollar#+  12.50% 11/01/06     125,000
  250,000  Generac Portable
           Products, 144A   11.25% 07/01/06     273,125
  250,000  Pen-Tab
           Industries      10.875% 02/01/07     212,500
  250,000  Pentacon,
           Series B         12.25% 04/01/09     246,250
----------------------------------------------------------
                                              1,284,375
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.7%
  200,000  Source Media     12.00% 11/01/04     160,000
----------------------------------------------------------
  METALS - 2.2%
  500,000  Nippon Denro
           Ispat, Euro-Dollar3.00% 04/01/01     130,000
  500,000  NTS Steel Group,
           Euro-Dollar#+     4.00% 12/16/08      75,000
----------------------------------------------------------
                                                205,000
----------------------------------------------------------
  OIL & GAS - 4.6%
  250,000  Panaco          10.625% 10/01/04     162,500
  250,000  Western Gas
           Resources, 144A  10.00% 06/15/09     254,688
----------------------------------------------------------
                                                417,188
----------------------------------------------------------
  REAL ESTATE - 2.7%
  250,000  LNR Property     10.50% 01/15/09     250,000
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.8%
  250,000  NEXTLINK
           Communications   10.75% 06/01/09     256,250
----------------------------------------------------------
  TRANSPORTATION - 1.6%
  200,000  Stena Line      10.625% 06/01/08     151,000
----------------------------------------------------------
 TOTAL CORPORATE BONDS
(COST $8,041,344)                             6,565,438
----------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 24.8%
  ARGENTINA - 2.2%
  232,500  Republic
           of Argentina(b)  5.938% 03/31/05     199,136
----------------------------------------------------------
  BRAZIL - 4.7%
  300,000  Republic of
           Brazil,         11.625% 04/15/04     278,250
  250,000  Republic of Brazil,
           Brady Bond(b)    5.875% 04/15/24     154,688
----------------------------------------------------------
                                                432,938
----------------------------------------------------------
  BULGARIA - 2.6%
  350,000  Government of
           Bulgaria, Brady
           Bond, IAB(b)     5.875% 07/28/11     237,125
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  INCOME OPPORTUNITY FUND

  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

SOVEREIGN GOVERNMENT OBLIGATIONS - CONTINUED
  COLOMBIA - 2.2%
$ 250,000  Republic of
           Colombia          9.75% 04/23/09 $   205,000
----------------------------------------------------------
  MEXICO - 5.5%
  500,000  United Mexican
           States          10.375% 02/17/09     501,874
----------------------------------------------------------
  PHILIPPINE ISLANDS - 2.1%
  200,000  Republic of
           Philippines      9.875% 01/15/19     195,750
----------------------------------------------------------
  RUSSIA - 1.1%
  200,000  Russian
           Federation        8.75% 07/24/05      99,250
----------------------------------------------------------
  TURKEY - 2.7%
  250,000  Republic of
           Turkey          12.375% 06/15/09     242,813
----------------------------------------------------------
  VENEZUELA - 1.7%
  202,380  Republic of
           Venezuela, Series
           DL, Brady Bond,
           DCB(b)           6.313% 12/18/07     153,809
----------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $2,269,286)                 2,267,695
----------------------------------------------------------


                                                 Value
    Units                                      (Note 1)

  WARRANTS - 0.0%
      250  Central Bank
           of Nigeria*                               --
    3,375  Conecel Holdings*                         --
      200  Primus
           Telecommunications*                    4,000
----------------------------------------------------------
TOTAL WARRANTS (COST $0)                          4,000
----------------------------------------------------------
                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 96.7%
(COST $10,310,631)(A)                       $ 8,837,133
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.3%                       300,109
----------------------------------------------------------
NET ASSETS - 100.0%                         $ 9,137,242
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
  # Security currently in default of interest payment. The Portfolio is not accruing stated interest.
  +  Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $10,310,630, resulting in gross unrealized appreciation and depreciation of $151,654 and $1,625,152 respectively, and net unrealized depreciation of $1,473,498.
(b) Interest rate shown reflects current rate on instrument with variable or floating rates. (c) Security issued with detachable warrants. The current value of each warrant is zero. 144A - Securities restricted for resale to Qualified Institutional
        Buyers with registration rights.
Brady Bond - U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.
DCB - Debt Conversion Bond
Euro-Dollar - Bonds issued offshore that pay interest and principal in
             U.S. dollars.
IAB - Interest Arrears Bond
Yankee-Dollar - U.S. dollar denominated bonds issued by non-U.S.
               companies in the U.S.

The accompanying notes are an integral part of the financial statements.

  VALUE PLUS FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.2%
  AEROSPACE & DEFENSE - 1.3%
    6,600  Allied Signal                    $   415,800
----------------------------------------------------------
  AUTOMOTIVE - 2.4%
   13,000  Magna International, Class A         737,750
----------------------------------------------------------
  BANKING - 5.5%
   10,206  Bank One                             607,895
   18,000  First American                       748,125
   16,500  North Fork Bancorporation            351,656
----------------------------------------------------------
                                              1,707,676
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 4.1%
   21,200  Pepsico                              820,175
   16,000  Sysco                                477,000
----------------------------------------------------------
                                              1,297,175
----------------------------------------------------------
  CHEMICALS - 1.2%
    5,700  Du Pont (E.I.) De Nemours            389,381
----------------------------------------------------------
  COMMERCIAL SERVICES - 1.6%
   34,400  Stewart Enterprises                  500,950
----------------------------------------------------------
  COMMUNICATIONS - 3.8%
   13,700  Nortel Networks                    1,189,329
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 2.8%
   16,400  Ceridian*                            536,075
    7,200  First Data                           352,350
----------------------------------------------------------
                                                888,425
----------------------------------------------------------
  COMPUTERS & INFORMATION - 2.8%
   12,800  Sun Microsystems*                    881,600
----------------------------------------------------------
  ELECTRIC UTILITIES - 1.6%
   12,100  CMS Energy                           506,688
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 1.0%
    6,600  Thomas & Betts                       311,850
----------------------------------------------------------
  ELECTRONICS - 4.7%
    8,200  Intel                                487,900
   11,300  Micron Technology*                   455,531
    9,400  Xilinx*                              538,150
----------------------------------------------------------
                                              1,481,581
----------------------------------------------------------
  FINANCIAL SERVICES - 7.1%
   14,550  Citigroup                            691,125
    9,100  Federal National Mortgage
           Association                          622,213
    3,600  Morgan Stanley Dean Witter           369,000
   11,500  SLM Holding                          526,844
----------------------------------------------------------
                                              2,209,182
----------------------------------------------------------
  FOOD RETAILERS - 2.3%
   13,860  Albertson's                          714,656
----------------------------------------------------------



                                                 Value
   Shares                                      (Note 1)

  FOREST PRODUCTS & PAPER - 5.0%
   12,900  Kimberly-Clark                   $   735,300
   13,900  Mead                                 580,325
   10,100  Tenneco                              241,138
----------------------------------------------------------
                                              1,556,763
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.7%
   17,900  HCR Manor Care*                      432,956
   26,600  Healthsouth*                         397,338
----------------------------------------------------------
                                                830,294
----------------------------------------------------------
  HEAVY MACHINERY - 1.8%
    7,800  Applied Materials*                   576,225
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.1%
    5,700  General Electric                     644,100
    6,900  Newell Rubbermaid                    320,850
----------------------------------------------------------
                                                964,950
----------------------------------------------------------
  INSURANCE - 6.1%
    5,000  Aetna                                447,188
    9,300  Equitable Companies                  623,100
    5,000  Ohio Casualty                        180,625
   14,800  Reliastar Financial                  647,500
----------------------------------------------------------
                                              1,898,413
----------------------------------------------------------
  MEDICAL SUPPLIES - 1.6%
   16,300  Becton Dickinson & Company           489,000
----------------------------------------------------------
  OFFICE EQUIPMENT - 3.1%
   16,500  Xerox                                974,531
----------------------------------------------------------
  OIL & GAS - 9.0%
    6,400  Chevron                              609,200
   11,800  Conoco, Class A                      328,925
    8,300  Mobil                                821,700
    5,500  Schlumberger                         350,281
   16,500  Williams Companies                   702,281
----------------------------------------------------------
                                              2,812,387
----------------------------------------------------------
  PHARMACEUTICALS - 5.4%
    6,300  Abbott Laboratories                  286,650
   12,800  Amgen*                               779,200
    8,200  Merck                                606,800
----------------------------------------------------------
                                              1,672,650
----------------------------------------------------------
  RETAILERS - 4.0%
   10,800  Consolidated Stores*                 291,600
    8,500  Federated Department Stores*         449,969
   22,600  Office Depot*                        498,613
----------------------------------------------------------
                                              1,240,182
----------------------------------------------------------
  TELEPHONE SYSTEMS - 11.5%
    9,600  Alltel                               686,400
    8,000  Bell Atlantic                        523,000
   17,400  Frontier                           1,026,600
    7,200  MCI Worldcom*                        619,650
   13,000  SBC Communications                   754,000
----------------------------------------------------------
                                              3,609,650
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  VALUE PLUS FUND


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  TRANSPORTATION - 2.7%
    5,500  Trinity Industries               $   184,250
    8,500  US Freightways                       393,656
   13,700  Wisconsin Central Transport*         258,588
----------------------------------------------------------
                                                836,494
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $26,354,132)                           30,693,582
----------------------------------------------------------


                                                 Value
                                               (Note 1)

TOTAL INVESTMENTS AT VALUE - 98.2%
(COST $26,354,132)(A)                       $30,693,582
  CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.8%                       576,123
----------------------------------------------------------
NET ASSETS - 100.0%                         $31,269,705
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $26,354,132, resulting in gross unrealized appreciation and depreciation of $5,924,896 and $1,585,446, respectively, and net unrealized appreciation of $4,339,450.


The accompanying notes are an integral part of the financial statements.

  GROWTH & INCOME FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)

                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 97.0%
  AEROSPACE & DEFENSE - 3.8%
   19,900  Lockheed Martin                  $   741,275
    5,500  Northrop Grumman                     364,719
    7,200  Rockwell International               437,400
----------------------------------------------------------
                                              1,543,394
----------------------------------------------------------
  AUTOMOTIVE - 3.5%
   16,000  Ford Motor                           903,000
    8,500  Meritor Automotive                   216,750
    5,900  Paccar                               314,913
----------------------------------------------------------
                                              1,434,663
----------------------------------------------------------
  BANKING - 8.9%
   14,500  Bank of America                    1,063,031
    7,909  Bank One                             471,080
    9,500  Chase Manhattan                      822,938
    8,962  First Union                          421,214
   11,600  Fleet Financial Group                514,750
    8,900  US Bancorp                           302,600
----------------------------------------------------------
                                              3,595,613
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.3%
   10,300  Heinz (H. J.)                        516,288
   10,200  Pepsico                              394,613
   10,100  Philip Morris                        405,894
----------------------------------------------------------
                                              1,316,795
----------------------------------------------------------
  CHEMICALS - 5.3%
    9,200  Akzo, ADR                            389,850
    4,000  Dow Chemical                         507,500
    9,700  Du Pont (E.I.) De Nemours            662,631
   28,400  Lyondell Petro Chemical              585,750
----------------------------------------------------------
                                              2,145,731
----------------------------------------------------------
  COMMERCIAL SERVICES - 2.0%
   23,200  Pacificorp                           426,300
   10,500  Unicom                               404,906
----------------------------------------------------------
                                                831,206
----------------------------------------------------------
  COSMETICS & PERSONAL CARE - 3.9%
   17,100  Avon Products                        949,050
    6,400  Colgate-Palmolive                    632,000
----------------------------------------------------------
                                              1,581,050
----------------------------------------------------------
  ELECTRIC UTILITIES - 0.5%
    6,700  Cinergy                              214,400
----------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.7%
    4,500  Emerson Electric                     282,938
----------------------------------------------------------
  FINANCIAL SERVICES - 2.3%
   10,400  Federal National Mortgage
           Association                          711,100
    1,500  J.P. Morgan                          210,750
----------------------------------------------------------
                                                921,850
----------------------------------------------------------
  FOOD RETAILERS - 0.2%
    1,263  Albertson's                           65,123
----------------------------------------------------------




                                                 Value
   Shares                                      (Note 1)

  FOREST PRODUCTS & PAPER - 4.6%
   12,300  Georgia-Pacific                  $   582,713
    5,600  Georgia-Pacific (Timber Group)       141,400
    5,600  Temple-Inland                        382,200
   11,200  Weyerhauser                          770,000
----------------------------------------------------------
                                              1,876,313
----------------------------------------------------------
  HEAVY MACHINERY - 1.8%
    3,400  Caterpillar                          204,000
   11,700  Parker Hannifin                      535,275
----------------------------------------------------------
                                                739,275
----------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
    3,900  General Electric                     440,700
----------------------------------------------------------
  HOUSEHOLD PRODUCTS - 4.8%
   27,500  Corning                            1,928,432
----------------------------------------------------------
  INSURANCE - 4.2%
    4,600  Lincoln National                     240,638
    2,900  Marsh & McLennan Companies           218,950
   15,600  St. Paul Companies (The)             496,275
   13,070  XL Capital, Class A                  738,455
----------------------------------------------------------
                                              1,694,318
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 0.5%
    3,800  McGraw-Hill Companies (The)          204,963
----------------------------------------------------------
  METALS - 2.4%
   22,300  Allegheny Teledyne                   504,538
   21,100  Oregon Steel Mills                   280,894
    2,000  Phelps Dodge                         123,875
    1,100  Reynolds Metals                       64,900
----------------------------------------------------------
                                                974,207
----------------------------------------------------------
  OFFICE EQUIPMENT - 3.7%
   25,100  Xerox                              1,482,469
----------------------------------------------------------
  OIL & GAS - 9.4%
    4,314  BP Amoco, ADR                        468,069
   14,600  Conoco, Class A                      406,975
    6,600  Elf Aquitaine, ADR                   485,513
    4,500  Mobil                                445,500
    7,000  Royal Dutch Petroleum                421,750
    9,600  Texaco                               600,000
    7,100  Total Fina, ADR*                     457,506
   12,500  Williams Companies (The)             532,031
----------------------------------------------------------
                                              3,817,344
----------------------------------------------------------
  PHARMACEUTICALS - 6.3%
   20,700  American Home Products             1,190,250
    7,900  Bristol-Myers Squibb                 556,456
    6,400  Glaxo Wellcome, ADR                  362,400
    6,900  Smithkline Beecham, ADR              455,831
----------------------------------------------------------
                                              2,564,937
----------------------------------------------------------
  REAL ESTATE - 0.7%
    7,500  Boston Properties, REIT              269,063
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  GROWTH & INCOME FUND


                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  RETAILERS - 1.5%
   24,400  Rite Aid                         $   600,850
----------------------------------------------------------
  TELEPHONE SYSTEMS - 17.5%
    9,600  Alltel                               686,400
    5,800  Ameritech                            426,300
   21,500  Bell Atlantic                      1,405,563
   19,400  Bellsouth                            909,375
   12,900  Frontier                             761,100
   12,700  GTE                                  962,025
   14,500  SBC Communications                   841,000
   14,600  Sprint                               771,063
   13,400  Telesp Participacoes, ADR            306,525
----------------------------------------------------------
                                              7,069,351
----------------------------------------------------------
  TRANSPORTATION - 4.1%
    5,600  Canadian National Railway            375,200
   11,500  Canadian Pacific                     273,844
   16,500  CSX                                  747,656
    9,000  Norfolk Southern                     271,125
----------------------------------------------------------
                                              1,667,825
----------------------------------------------------------
TOTAL COMMON STOCKS
(COST $33,818,324)                           39,262,810
----------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

CONVERTIBLE PREFERRED STOCKS - 0.6%
  CHEMICALS - 0.6%
    5,900  Monsanto, ACES                   $   236,738
----------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED
STOCKS (COST $244,330)                          236,738
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 97.6%
(COST $34,062,654)(A)                        39,499,548
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.4%                       954,006
----------------------------------------------------------
NET ASSETS - 100.0%                         $40,453,554
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $34,062,654, resulting in gross unrealized appreciation and depreciation of $6,542,577 and $1,105,684, respectively, and net unrealized appreciation of $5,436,893.
ACES - Adjustable Conversion-Rate Equity Security
ADR - American Depository Receipt
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

  BALANCED FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



                                                 Value
   Shares                                      (Note 1)

COMMON STOCKS - 63.0%
  ADVERTISING - 3.0%
      700  Lamar Advertising*               $    28,656
    1,500  WPP Group                            128,625
    1,500  Young & Rubicam                       68,156
----------------------------------------------------------
                                                225,437
----------------------------------------------------------
  AEROSPACE & DEFENSE - 2.0%
    2,100  Boeing                                92,794
      900  Rockwell International                54,675
----------------------------------------------------------
                                                147,469
----------------------------------------------------------
  AIRLINES - 1.2%
    1,300  AMR*                                  88,725
----------------------------------------------------------
  BANKING - 4.0%
    1,200  BankBoston                            61,350
    1,800  Household International               85,275
    3,500  Wells Fargo                          149,625
----------------------------------------------------------
                                                296,250
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.0%
    2,255  Diageo, ADR                           96,965
    3,100  McDonald's                           128,069
----------------------------------------------------------
                                                225,034
----------------------------------------------------------
  CHEMICALS - 2.7%
    1,200  Du Pont (E.I.) De Nemours             81,975
    3,000  Monsanto                             118,313
----------------------------------------------------------
                                                200,288
----------------------------------------------------------
  COMMERCIAL SERVICES - 1.4%
    2,000  Waste Management                     107,500
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.7%
    7,600  Cadence Design Systems*               96,900
    3,550  Computer Associates International    195,243
    1,200  First Data                            58,725
----------------------------------------------------------
                                                350,868
----------------------------------------------------------
  COMPUTERS & INFORMATION - 2.1%
    3,900  Compaq Computer                       92,381
    1,400  Jabil Circuit*                        63,175
----------------------------------------------------------
                                                155,556
  ELECTRICAL EQUIPMENT - 1.2%
    1,400  Emerson Electric                      88,025
----------------------------------------------------------
  ELECTRONICS - 4.4%
    2,000  Arrow Electronics*                    38,000
    1,300  Avnet                                 60,450
    1,000  Flextronics International*            55,500
      700  Motorola                              66,325
    1,400  Oak Industries*                       61,163
      700  Raytheon, Class B                     49,263
----------------------------------------------------------
                                                330,701
----------------------------------------------------------
  FINANCIAL SERVICES - 4.8%
    3,675  Citigroup                            174,563
    2,100  Countrywide Credit                    89,775
    1,700  Federal Home Loan Mortgage
           Corporation                           98,600
----------------------------------------------------------
                                                362,938
----------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

  HEAVY MACHINERY - 2.3%
    1,900  Caterpillar                      $   114,000
    1,700  Dover                                 59,500
----------------------------------------------------------
                                                173,500
----------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 2.5%
      900  Carlisle Companies                    43,313
    1,700  Minnesota Mining & Manufacturing     147,794
----------------------------------------------------------
                                                191,107
----------------------------------------------------------
  INSURANCE - 4.5%
    2,000  Ace Limited                           56,500
    1,200  AFLAC                                 57,450
    2,057  Conseco                               62,610
    1,800  Everest Reinsurance Holdings          58,725
    1,000  PartnerRe                             37,375
    1,200  XL Capital, Class A                   67,800
----------------------------------------------------------
                                                340,460
----------------------------------------------------------
  LODGING - 1.2%
   35,400  Homestead Village*                    86,288
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 3.6%
    2,700  Chancellor Media*                    148,838
    1,700  Emmis Communications, Class A*        83,938
    2,000  Gartner Group, Class A*               41,000
----------------------------------------------------------
                                                273,776
----------------------------------------------------------
  MEDICAL SUPPLIES - 1.1%
    1,000  Becton Dickinson & Company            30,000
    1,500  EG&G                                  53,438
----------------------------------------------------------
                                                 83,438
----------------------------------------------------------
  METALS - 2.3%
    1,100  Alcoa                                 68,063
    2,000  Allegheny Teledyne                    45,250
    2,000  Crane                                 62,875
----------------------------------------------------------
                                                176,188
----------------------------------------------------------
  OIL & GAS - 0.6%
    1,300  Anadarko Petroleum                    47,856
----------------------------------------------------------
  PHARMACEUTICALS - 2.0%
    1,500  American Home Products                86,250
    1,250  Teva Pharmaceutical Industries,
           ADR                                   61,250
----------------------------------------------------------
                                                147,500
----------------------------------------------------------
  REAL ESTATE - 1.7%
    3,200  Prologis Trust, REIT                  64,800
    4,400  Security Capital Group, Class B*      64,075
----------------------------------------------------------
                                                128,875
----------------------------------------------------------
  RETAILERS - 0.7%
    1,300  May Department Stores                 53,138
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.1%
      700  MCI Worldcom*                         60,375
    1,800  Sprint                                95,063
----------------------------------------------------------
                                                155,438
----------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 0.4%
    1,800  Shaw Industries*                      29,700
----------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

  BALANCED FUND

    Value
   Shares                                      (Note 1)

COMMON STOCKS - CONTINUED
  TRANSPORTATION - 3.5%
    3,300  Air Express International        $    83,738
    2,500  Canadian Pacific                      59,531
    1,700  Sabre Group Holdings*                116,875
----------------------------------------------------------
                                                260,144
----------------------------------------------------------
TOTAL COMMON STOCKS (COST $4,506,524)         4,726,199
----------------------------------------------------------
PREFERRED STOCK - 1.1%
  ENTERTAINMENT & LEISURE - 1.1%
    2,500  News Corporation Limited (The),
           ADR                                   78,906
----------------------------------------------------------
TOTAL PREFERRED STOCK
(COST $63,418)                                   78,906
----------------------------------------------------------


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 0.1%
  FINANCIAL SERVICES - 0.1%
$   8,283  Merrill Lynch
           Mortgage Investors,
           Series 1991-I,
           Class A           7.65% 01/15/12       8,291
----------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $8,476)                                     8,291
----------------------------------------------------------
CORPORATE BONDS - 17.8%
  BANKING - 4.6%
  150,000  Associates
           Corporation of
           North America     5.75% 11/01/03     145,345
  100,000  BB&T              7.25% 06/15/07     100,125
  100,000  Chase Manhattan   7.25% 06/01/07     101,002
      324  Nykredit          6.00% 10/01/26          44
----------------------------------------------------------
                                                346,516
----------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.8%
   60,000  Coca-Cola Femsa,  8.95% 11/01/06      59,469
----------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 1.3%
  100,000  Computer Associates
           International    6.375% 04/15/05      94,834
----------------------------------------------------------
  ELECTRIC UTILITIES - 3.6%
   95,000  Financiera Energy9.375% 06/15/06      82,655
  200,000  Tennessee Valley
           Authority         5.00% 12/18/03     190,084
----------------------------------------------------------
                                                272,739
----------------------------------------------------------
  FINANCIAL SERVICES - 4.3%
  150,000  AT&T Capital      7.50% 11/15/00     150,894
  100,000  GMAC             7.125% 05/01/01     101,483
   69,000  Paine Webber
           Group             7.00% 03/01/00      69,305
----------------------------------------------------------
                                                321,682
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.2%
  100,000  CSC Holdings     7.625% 07/15/18      92,625
----------------------------------------------------------
  METALS - 1.4%
  100,000  AK Steel         9.125% 12/15/06     103,000
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - CONTINUED
  OIL & GAS - 0.6%
$  50,000  Petroleos
           Mexicanos         8.85% 09/15/07 $    45,375
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $1,390,566)                             1,336,240
----------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 9.3%
   20,000  Federal Home
           Loan Mortgage
           Corporation       6.00% 03/15/08      19,895
   45,000  Federal National
           Mortgage
           Association       6.15% 10/25/07      44,933
  150,000  Federal National
           Mortgage
           Association       6.00% 05/15/08     145,052
  100,000  Federal National
           Mortgage
           Association       6.50% 04/29/09      96,328
  146,468  Federal National
           Mortgage
           Association       6.00% 01/01/14     141,466
   86,528  Federal National
           Mortgage
           Association       6.50% 07/18/28      83,922
   40,000  General Electric
           Capital Mortgage
           Services, Series
           1993-14, Class A7 6.50% 11/25/23      36,286
   44,500  General Electric
           Capital Mortgage
           Services, Series
           1994-10,
           Class A10         6.50% 03/25/24      43,460
   40,000  Merrill Lynch
           Mortgage Investors,
           Series 1995-C3,
           Class A3         7.089% 12/26/25      40,260
   50,000  Prudential Home
           Mortgage
           Securities, Series
           1994-17,
           Class A6          6.25% 04/25/24      43,682
----------------------------------------------------------
TOTAL MORTGAGE-BACKED
SECURITIES (COST $715,339)                      695,284
----------------------------------------------------------
MUNICIPAL BONDS - 2.1%
  HOUSING - 1.7%
   40,000  Baltimore Community
           Development
           Financing         8.20% 08/15/07      43,577
    4,958  Denver Colorado
           City & County
           Single Family     7.25% 12/01/10       4,961
   35,000  New York State
           Housing Finance
           Agency Service    7.50% 09/15/03      35,955


The accompanying notes are an integral part of the financial statements.

  BALANCED FUND

SCHEDULE OF INVESTMENTS CONTINUED


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MUNICIPAL BONDS - CONTINUED
  HOUSING  - CONTINUED
$  40,000  Ohio Housing
           Financial Agency  7.90% 10/01/14 $    41,187
----------------------------------------------------------
                                                125,680
----------------------------------------------------------
  TRANSPORTATION - 0.4%
   30,000  Oklahoma City
           Airport           9.40% 11/01/10      32,875
----------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $150,934)                                 158,555
----------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 2.6%
  SOUTH AFRICA - 1.5%
ZAR   774,000  Republic of
               South Africa 13.00% 08/31/10     113,202
----------------------------------------------------------
  UNITED KINGDOM - 1.1%
GBP    37,000  United Kingdom
               Treasury      8.00% 12/07/15      78,211
----------------------------------------------------------
TOTAL SOVEREIGN DEBT
OBLIGATIONS (COST $220,279)                     191,413
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

U.S. TREASURY OBLIGATIONS - 1.6%
$  65,000  U.S. Treasury
           Bond              6.25%  4/30/01 $    65,792
   50,000  U.S. Treasury
           Bond              7.25% 08/15/22      55,859
----------------------------------------------------------
TOTAL U.S. TREASURY
OBLIGATIONS (COST $123,350)                     121,651
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 97.6%
(COST $7,178,886)(A)                          7,316,539
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.4%                       181,706
----------------------------------------------------------
NET ASSETS - 100.0%                         $ 7,498,245
----------------------------------------------------------

Notes to the Schedule of Investments:
  *  Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,178,886, resulting in gross unrealized appreciation and depreciation of $601,703 and $464,050, respectively, and net unrealized appreciation of $137,653.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust
GBP - Great Britain Pound
ZAR - South African Rand


The accompanying notes are an integral part of the financial statements.

  BOND FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS - 3.6%
  CENTRAL AMERICA - 2.2%
$ 125,000  Central America
           International
           Development,
            Series F+       10.00% 12/01/11 $   143,800
  125,000  Central America
           International
           Development,
           Series G+        10.00% 12/01/11     143,800
  125,000  Central America
           International
           Development,
           Series H+        10.00% 12/01/11     143,800
----------------------------------------------------------
                                                431,400
----------------------------------------------------------
  HONDURAS - 1.4%
  100,000  Republic of
           Honduras
           International
           Development,
           Series C+,       13.00% 06/01/06     123,850
  100,000  Republic of
           Honduras
           International
           Development,
           Series D+        13.00% 06/01/11     140,651
----------------------------------------------------------
                                                264,501
----------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $575,000)               695,901
----------------------------------------------------------
ASSET-BACKED SECURITIES - 7.3%
  FINANCIAL SERVICES - 7.3%
   54,848  Chase Manhattan
           Grantor Trust,
           Series 1996-A,
           Class A           5.20% 02/15/02      54,761
  750,000  Chemical Credit
           Card Master
           Trust, Series
           1996-2, Class A   5.98% 09/15/08     730,493
  113,506  Navistar Financial,
           Series 1996-A,
           Class A2          6.35% 11/15/02     113,860
  497,889  World Omni Auto
           Lease, Series
           1997-B, Class A3  6.18% 11/25/03     499,034
----------------------------------------------------------
TOTAL ASSET-BACKED
SECURITIES (COST $1,369,437)                  1,398,148
----------------------------------------------------------
CORPORATE BONDS - 34.4%
  BANKING - 6.1%
  500,000  Bank of New York  8.50% 12/15/04     539,475
  225,000  Credit Suisse First
           Boston - London   7.90% 05/01/07     219,052
  350,000  First Union       6.55% 10/15/35     348,287
   63,118  Mercantile Safe
           Deposit+        12.125% 01/02/01      63,276
----------------------------------------------------------
                                              1,170,090
----------------------------------------------------------



  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - CONTINUED
  BEVERAGES, FOOD & TOBACCO - 2.4%
$ 500,000  Pepsi Bottling,
           144A             5.625% 02/17/09 $   454,298
----------------------------------------------------------
  COMMUNICATIONS - 2.6%
  500,000  Harris            6.65% 08/01/06     502,339
----------------------------------------------------------
  COMPUTERS & INFORMATION - 2.4%
----------------------------------------------------------
  500,000  International
           Business
           Machines         5.375% 02/01/09     456,035
----------------------------------------------------------
  ELECTRIC UTILITIES - 2.5%
  500,000  Consumers
           Energy, Series B  6.50% 06/15/18     479,108
----------------------------------------------------------
  ELECTRONICS - 5.1%
1,000,000  Raytheon          5.70% 11/01/03     969,948
----------------------------------------------------------
  FINANCIAL SERVICES - 3.8%
  750,000  Safeco Capital   8.072% 07/15/37     720,727
----------------------------------------------------------
  FOREST PRODUCTS & PAPER - 1.4%
  250,000  Georgia-Pacific   9.50% 05/15/22     265,141
----------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.3%
  650,000  Columbia/HCA
           Health,           6.73% 07/15/45     624,640
----------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.4%
  250,000  News America
           Holdings        10.125% 10/15/12     276,096
----------------------------------------------------------
  OIL & GAS - 1.2%
  250,000  Husky Oil         8.90% 08/15/28     242,031
----------------------------------------------------------
  TELEPHONE SYSTEMS - 2.2%
  400,000  MCI Worldcom     8.875% 01/15/06     424,396
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $6,768,434)                             6,584,849
----------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 31.8%
1,250,000  Federal Home
           Loan Bank        5.625% 03/19/01   1,246,280
  124,099  Federal Home
           Loan Mortgage
           Association       6.00% 05/01/09     121,097
  443,668  Federal Home
           Loan Mortgage
           Association       6.00% 08/01/10     432,159
   39,073  Federal Home
           Loan Mortgage
           Association       6.00% 10/01/10      38,059
1,000,000  Federal National
           Mortgage
           Association       5.75% 04/15/03     988,573
1,241,841  Federal National
           Mortgage
           Association       6.50% 07/01/28   1,201,148
  356,410  Government
           National Mortgage
           Association       7.00% 06/15/09     361,371
  229,111  Government
           National Mortgage
           Association       9.00% 08/15/19     243,943
  310,021  Government
           National Mortgage
           Association       6.50% 01/15/24     300,909


The accompanying notes are an integral part of the financial statements.

  BOND FUND

SCHEDULE OF INVESTMENTS CONTINUED


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

MORTGAGE-BACKED SECURITIES - CONTINUED
$  75,951  Government
           National Mortgage
           Association       7.50% 12/15/27 $    76,799
  847,020  Government
           National Mortgage
           Association       7.00% 05/15/28     837,000
  249,440  Government
           National Mortgage
           Association       6.50% 09/15/28     240,453
----------------------------------------------------------
TOTAL MORTGAGE-BACKED
SECURITIES (COST $6,166,219)                  6,087,791
----------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 5.4%
  CANADA - 5.4%
1,000,000  Province of
           Ontario          7.375% 01/27/03   1,027,450
----------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT
OBLIGATIONS (COST $1,077,440)
----------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.6%
  900,000  U.S. Treasury
           Bond              7.25% 05/15/16     987,750
  750,000  U.S. Treasury
           Note              5.25% 11/15/28     663,750
----------------------------------------------------------
TOTAL U.S. TREASURY
OBLIGATIONS (COST $1,715,197)                 1,651,500
----------------------------------------------------------



   Shares                                        Value
                                               (Note 1)

PREFERRED STOCKS - 5.0%
  ELECTRIC UTILITIES - 2.4%
    9,600  Appalachian Power
           8.25% Cumulative                 $   241,800
    8,700  Ohio Power, Series A,
           8.16% Cumulative                     217,500
----------------------------------------------------------
                                                459,300
----------------------------------------------------------
  OIL & GAS - 2.6%
   20,000  Transcanada Pipelines,
           8.75% Cumulative                     507,500
----------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $984,274)                                 966,800
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 96.1%
(COST $18,656,001) (A)                       18,412,439
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.9%                       740,566
----------------------------------------------------------
NET ASSETS - 100.0%                         $19,153,005
----------------------------------------------------------

Notes to the Schedule of Investments:
  +  Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $18,656,001, resulting in gross unrealized appreciation and depreciation of $202,013 and $445,575 respectively, and net unrealized depreciation of $243,562.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.


The accompanying notes are an integral part of the financial statements.

  STANDBY INCOME FUND


SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999 (UNAUDITED)


  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

ASSET-BACKED SECURITIES - 32.9%
$ 174,632  Arcadia
           Automobile
           Receivables
           Trust, Series
           1998-A, Class A2 5.737% 07/16/01 $   174,882
  371,270  Auto Finance
           Group Receivables
           Trust, Series
           1997-A, Class A   6.35% 10/15/02     372,774
  464,788  Auto Finance
           Group Receivables
           Trust, Series
           1997-B, Class A   6.20% 02/15/03     465,978
  335,446  Capital Asset
           Research Funding,
           Series 1998-A,
           Class A, 144A    5.905% 12/15/05     336,390
  500,000  Chase Credit Card
           Master Trust,
           Series 1998-6,
           Class B          5.498% 09/15/04     500,315
  540,000  Health Care
           Receivables
           Securitization
           Program, Series
           1996-1, Class A,
           144A              7.20% 07/01/00     541,013
  507,349  Mellon Auto
           Grantor Trust, Series
           1999-1, Class B   5.76% 10/17/05     506,121
  271,466  Summit Acceptance
            Auto Trust,
           Series 1996-A,
           Class A1, 144A    7.01% 07/15/02     272,741
  412,380  UCFC Home
           Equity Loan,
           Series 1998-D,
           Class AF1        6.105% 05/15/13     412,219
----------------------------------------------------------
TOTAL ASSET-BACKED
SECURITIES (COST $3,584,498)                  3,582,433
----------------------------------------------------------
COMMERCIAL PAPER - 20.2%
  445,000  Armstrong World
           Industries, 144A  5.02% 07/06/1999   444,690
  510,000  Case Credit       5.22% 07/06/1999   509,630
  495,000  Conectiv, 144A    5.30% 07/12/1999   494,199
  380,000  Dominion
           Resources        5.80% 07/02/1999    379,939
  375,000  Rohm & Haas,
           144A             5.45% 07/06/1999    374,717
----------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $2,203,175)                             2,203,175
----------------------------------------------------------




  Principal               Interest Maturity      Value
   Amount                    Rate   Date       (Note 1)

CORPORATE BONDS - 33.9%
  BANKING - 10.3%
$ 550,000  Banco
           Latinoamericano  6.70% 10/08/1999 $  550,455
  570,000  MBNA, MTN(a)      5.76% 07/07/03     565,938
----------------------------------------------------------
                                              1,116,393
----------------------------------------------------------
  COMMERCIAL SERVICES - 4.5%
  500,000  Browning-Ferris
           Industries        6.08% 01/18/00     495,625
----------------------------------------------------------
  ELECTRIC UTILITIES - 9.8%
  500,000  SCANA, MTN(a)     5.53% 07/14/00     500,153
  550,000  Texas Utilities
           Electric         9.50% 08/01/1999    572,549
----------------------------------------------------------
                                              1,072,702
----------------------------------------------------------
  FINANCIAL SERVICES - 4.6%
  500,000  AT&T Capital     6.16% 12/03/1999    499,797
----------------------------------------------------------
  REAL ESTATE - 4.7%
  500,000  Federal Realty
           Investment Trust,
           REIT             8.875% 01/15/00     507,023
----------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $3,718,205)                             3,691,540
----------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.0%
  615,000  Federal Home
           Loan Bank         5.35% 11/05/01     606,571
  100,000  Federal Home
           Loan Mortgage
           Corporation       4.84% 07/19/1999    99,758
  500,000  Federal Home
           Loan Mortgage
           Corportation,
           Series UB         6.00% 11/15/08     497,020
   95,000  Federal National
           Mortgage
           Association       4.79% 07/07/1999    94,925
----------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (COST $1,312,473)          1,298,274
----------------------------------------------------------
TOTAL INVESTMENTS AT VALUE - 99.0%
(COST $10,818,351)(B)                        10,775,422
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.0%                       107,977
----------------------------------------------------------
NET ASSETS - 100.0%                         $10,883,399
----------------------------------------------------------

Notes to the Schedule of Investments:
(a) Interest rate shown reflects current rate on instrument with variable rate.
(b) The aggregate identified cost for federal income tax purposes is $10,818,351, resulting in gross unrealized appreciation and depreciation of $2,550 and $45,479, respectively, and net unrealized depreciation of $42,929.
144A - Securities restricted for resale to Qualified Institutional Buyers with registration rights.
MTN - Medium Term Note
REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE SERIES TRUST


STATEMENTS OF ASSETS AND LIABILITIES
                                                       JUNE 30, 1999 (UNAUDITED)

                    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                     EMERGING    INTERNATIONAL    INCOME        VALUE       GROWTH &     TOUCHSTONE    TOUCHSTONE     STANDBY
                      GROWTH        EQUITY      OPPORTUNITY     PLUS         INCOME       BALANCED        BOND        INCOME
                       FUND          FUND          FUND         FUND          FUND          FUND          FUND        FUND(E)
ASSETS:
Investments, at value
   (Note 1)(a)      $11,732,214  $11,204,753   $ 8,837,133   $30,693,582  $39,499,548   $ 7,316,539   $18,412,439  $10,775,422
Cash                    503,986      367,218       292,382       258,152    1,069,508        98,073       512,869        1,786
Foreign currency(b)          --       19,131            --            --           --        10,668            --           --
Deferred organization
   expense                3,743        3,868         3,743            --        3,743         4,850         3,796        4,157
Receivables for:
   Investments sold      22,944       31,493       250,625       359,448       28,829        36,855            --           --
   Fund shares sold         562          467           448           118          211           184           107          450
Dividends                 8,021        7,498            --        33,885       82,485         2,645        17,590           --
Foreign tax reclaims         --       18,193            --           590        5,758            24         1,094           --
Interest                  1,392        1,271       263,798         2,349        1,845        30,329       250,526       83,962
Receivable from
   Investment
   Advisor (Note 6)      59,561       97,223        84,984            --           --        73,682        61,169       83,955
-------------------------------------------------------------------------------------------------------------------------------
        Total assets 12,332,423   11,751,115     9,733,113    31,348,124   40,691,927     7,573,849    19,259,590   10,949,732
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments
   purchased                 --        9,636       500,000            --       15,024        28,263            --           --
   Fund shares
   redeemed               1,070        1,558        31,385            --       31,758         2,819         4,000        1,500
Unrealized depreciation
   on foreign forward
   currency contracts        --           --            --            --           --         2,632            --           --
Distributions from income
   and capital gains        247          448        12,535           244          325           553           976        2,008
Payable to Investment
   Advisor (Note 6)          --           --            --        40,615       69,655            --             -           --
Other accrued expenses   56,293       54,534        51,951        37,560      121,611        41,337       101,609       62,825
-------------------------------------------------------------------------------------------------------------------------------
    Total liabilities    57,610       66,176       595,871        78,419      238,373        75,604       106,585       66,333
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS(C)       $12,274,813  $11,684,939   $ 9,137,242   $31,269,705  $40,453,554    $7,498,245   $19,153,005  $10,883,399
===============================================================================================================================
COMPUTATION OF NET ASSET VALUE, REDEMPTION VALUE AND OFFERING PRICE PER SHARE:
Net assets -
   Class A          $ 8,889,182  $ 6,765,648   $ 5,884,135   $30,692,234  $14,564,362   $ 4,423,377   $ 4,223,738  $10,883,399
Shares outstanding -
   Class A              575,965      515,877       808,859     2,636,246      848,031       344,806       425,893    1,096,116
Net asset value and
   redemption price
   per share -
   Class A          $     15.43  $     13.11   $      7.27   $     11.64  $     17.17   $     12.83   $      9.92  $      9.93
Offering price per share
   - Class A(d)     $     16.37  $     13.91   $      7.63   $   12.35    $     18.22   $     13.61   $     10.41  $      9.93
Net assets -
   Class C          $ 3,385,631  $ 4,919,291   $ 3,253,107   $  577,471   $ 2,548,727   $ 3,074,868   $   993,099  $        --
Shares outstanding -
   Class C              226,283      388,003       460,500       50,642       160,814       248,356       103,344           --
Net asset value, offering
   price and redemption
   price per share
   - Class C        $     14.96  $     12.68   $      7.06   $    11.40   $     15.85   $     12.38   $      9.61  $        --
Net assets -
   Class Y          $        --  $        --   $        --   $       --   $23,340,465   $        --   $13,936,168  $        --
Shares outstanding -
   Class Y                   --           --            --           --     1,005,733            --     1,027,657           --
Net asset value, offering
   price and redemption
   price per share
   - Class Y        $        --  $        --   $        --   $       --   $     23.21   $        --   $     13.56   $       --
===============================================================================================================================
(a)  Cost of
     investments:   $10,157,252  $10,087,841   $10,310,631   $26,354,132  $34,062,654   $ 7,178,886   $18,656,001  $10,818,351
(b)  Cost of foreign
     currency:      $        --  $    18,041   $        --   $        --  $        --   $    12,461   $        --  $        --
(c)  See the Statement of Changes in Net Assets for components of net assets.
(d)  The offering price per share is calculated as follows: Net Asset Value
     Per Share/(1-maximum sales load).
(e)  The Fund does not offer classes of shares. All Fund information is shown in the spaces corresponding to Class A.

The accompanying notes are an integral part of the financial statements.

TOUCHSTONE SERIES TRUST


STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                     EMERGING    INTERNATIONAL    INCOME        VALUE       GROWTH &     TOUCHSTONE   TOUCHSTONE      STANDBY
                      GROWTH        EQUITY      OPPORTUNITY     PLUS         INCOME       BALANCED       BOND         INCOME
                       FUND          FUND          FUND         FUND          FUND          FUND         FUND          FUND
INVESTMENT INCOME
(NOTE 1):
Interest income      $   11,467     $  6,970    $  586,562     $  19,794   $    6,549      $100,490      $618,902     $329,330
Dividend income(a)       36,913      122,952            --       190,746      455,648        24,624        45,599           --
-------------------------------------------------------------------------------------------------------------------------------
   Total investment
   income                48,380      129,922       586,562       210,540      462,197       125,114       664,501      329,330
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory
   fees (Note 3)         44,671       55,350        31,158       108,697      155,116        30,903        58,997       13,622
Sponsor fees (Note 3)    11,168       11,653         9,587        28,986       38,779         7,726        19,507       10,897
Custody, administration
   and fund accounting
   fees                  44,626       94,347        47,243        46,402       62,011        40,417        53,790       55,861
Transfer agent fees      49,384       48,338        49,879        29,466       54,966        46,827        39,083       33,775
Registration fees        15,225        9,432         9,359         9,247        9,562         9,216         9,984        9,615
Auditing fees            10,049       11,039        10,478         9,372        9,593         8,865        10,621        6,612
Legal fees                1,949        1,908         2,507         3,859        6,123         1,253         3,258        1,884
Printing fees             2,120        4,934         5,048         7,439        2,272         5,553         2,272        9,917
Trustee fees                485          474           624           961        1,526           311           811          469
Distribution fees
   - Class A              9,967        8,285         7,616        35,447       18,164         5,695         5,648           --
Distribution fees
   - Class C             15,671       24,847        17,258         2,318       13,243        15,739         5,268           --
Amortization of
   organization costs     3,667        3,667         3,667            --        3,667         3,667         3,667        5,633
Miscellaneous               844          878           764         1,986        1,311           580           439          808
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses       209,826      275,152       195,188       284,180      376,333       176,752       213,345      149,093
   Reimbursement
   or waiver from
   Investment
   Advisor
   (Note 6)            (114,388)    (163,365)     (124,775)      (94,239)    (141,336)     (112,826)     (139,031)    (108,228)
-------------------------------------------------------------------------------------------------------------------------------
   Net expenses          95,438      111,787        70,413       189,941      234,997        63,926        74,314       40,865
-------------------------------------------------------------------------------------------------------------------------------
Net investment
   income (loss)        (47,058)      18,135       516,149        20,599      227,200        61,188       590,187      288,465
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments        1,117,763    1,002,298    (1,200,294)      670,809     (291,701)      406,883       (82,551)      (8,798)
   Foreign currency
   transactions              --      (40,763)           --            --           --         1,662            --           --
-------------------------------------------------------------------------------------------------------------------------------
                      1,117,763      961,535    (1,200,294)      670,809     (291,701)      408,545       (82,551)      (8,798)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
   Investments          561,665     (808,554)      742,293     2,620,011    4,451,879        49,813      (803,492)     (45,265)
   Foreign currency
   translations              --         (319)           --            --           --        (4,116)           --           --
-------------------------------------------------------------------------------------------------------------------------------
                        561,665     (808,873)      742,293     2,620,011    4,451,879        45,697      (803,492)     (45,265)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
===============================================================================================================================
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS        $1,632,370   $  170,797    $   58,148    $3,311,419   $4,387,378    $  515,430    $ (295,856)  $  234,402
===============================================================================================================================
(a)  Net of foreign tax
     withholding:       $    --   $   12,214       $    --      $    182    $   1,660      $    164       $    --      $    --




The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE SERIES TRUST


STATEMENTS OF CHANGES IN NET ASSETS





                                                  TOUCHSTONE EMERGING       TOUCHSTONE INTERNATIONAL       TOUCHSTONE INCOME
                                                       GROWTH FUND                 EQUITY FUND             OPPORTUNITY FUND
                                            ---------------------------------------------------------------------------------------
                                             FOR THE SIX      FOR THE      FOR THE SIX     FOR THE     FOR THE SIX        FOR THE
                                             MONTHS ENDED    YEAR ENDED    MONTHS ENDED   YEAR ENDED   MONTHS ENDED      YEAR ENDED
                                            JUNE 30, 1999   DECEMBER 31,  JUNE 30, 1999  DECEMBER 31, JUNE 30, 1999    DECEMBER 31,
                                              (UNAUDITED)      1998        (UNAUDITED)      1998        (UNAUDITED)         1998

OPERATIONS:
   Net investment income (loss)              $   (47,058)   $ (27,765)   $   18,135   $   (1,691)  $  516,149          $   714,488
   Net realized gain (loss)                    1,117,763      363,157       961,535      345,939   (1,200,294)            (670,556)
   Net change in unrealized appreciation
         (depreciation)                          561,665     (340,021)     (808,873)     643,481      742,293           (1,110,683)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
         resulting from operations             1,632,370       (4,629)      170,797      987,729       58,148           (1,066,751)
-----------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                      --           --            --       (6,819)    (338,896)            (727,740)
         Class C                                      --           --            --           --     (182,840)                  --
         Class Y                                      --           --            --           --           --                   --
   Realized capital gains
         Class A                                      --     (407,884)           --     (373,319)          --                   --
         Class C                                      --           --            --           --           --                   --
         Class Y                                      --           --            --           --           --                   --
   Distributions in excess of net investment income
         Class A                                      --           --            --      (20,277)          --                   --
         Class C                                      --           --            --           --           --                   --
         Class Y                                      --           --            --           --           --                   --
   Distributions in excess of realized capital gains
         Class A                                      --      (50,275)           --           --           --                   --
         Class C                                      --           --            --           --           --                   --
         Class Y                                      --           --            --           --           --                   --
   Return of capital distributions
         Class A                                      --           --            --           --           --              (56,290)
         Class C                                      --           --            --           --           --                   --
         Class Y                                      --           --            --           --           --                   --
-----------------------------------------------------------------------------------------------------------------------------------

   Total dividends and distributions                  --     (458,159)           --     (400,415)    (521,736)            (784,030)
-----------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)     3,284,020            --   5,226,105            --    3,798,163                   --
   Capital Contribution - Class Y (Note 7)            --            --          --            --           --                   --
   Proceeds from shares sold                   1,021,648    5,012,537      742,258     1,630,252      862,360            3,476,133
   Reinvestment of dividends and distributions      (246)     418,391         (448)      398,640      440,877              623,322
   Cost of shares redeemed                    (1,998,125)  (1,581,667)  (1,329,289)     (501,457)  (2,158,894)          (2,599,216)
-----------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) from
      share transactions                       2,307,297   3,849,261     4,638,626     1,527,435    2,942,506            1,500,239
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets     3,939,667   3,386,473     4,809,423     2,114,749    2,478,918             (350,542)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                         8,335,146    4,948,673    6,875,516     4,760,767    6,658,324            7,008,866
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                             $12,274,813  $ 8,335,146  $11,684,939   $ 6,875,516  $ 9,137,242          $ 6,658,324
===================================================================================================================================

NET ASSETS CONSIST OF:
   Paid-in capital                           $ 9,665,879  $ 7,715,214  $ 9,605,471   $ 5,804,081 $ 13,222,161          $ 8,978,000
   Undistributed (distributions in excess of) net
         investment income                       (47,058)          --      (57,939)      (32,893)      (5,631)                  --
   Accumulated net realized gain (loss)        1,081,030      (47,580)   1,020,288        27,664   (2,605,790)            (909,681)
   Net unrealized appreciation (depreciation)  1,574,962      667,512    1,117,119     1,076,664   (1,473,498)          (1,409,995)
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares
         outstanding                         $12,274,813  $ 8,335,146  $11,684,939   $ 6,875,516  $ 9,137,242          $ 6,658,324
-----------------------------------------------------------------------------------------------------------------------------------




                                                    TOUCHSTONE VALUE           TOUCHSTONE GROWTH                TOUCHSTONE
                                                        PLUS FUND                & INCOME FUND                 BALANCED FUND
                                            --------------------------------------------------------------------------------------
                                             FOR THE SIX      FOR THE      FOR THE SIX     FOR THE     FOR THE SIX        FOR THE
                                             MONTHS ENDED    YEAR ENDED    MONTHS ENDED   YEAR ENDED   MONTHS ENDED      YEAR ENDED
                                            JUNE 30, 1999   DECEMBER 31,  JUNE 30, 1999  DECEMBER 31, JUNE 30, 1999    DECEMBER 31,
                                              (UNAUDITED)      1998        (UNAUDITED)      1998        (UNAUDITED)         1998

OPERATIONS:
   Net investment income (loss)              $    20,599  $    40,182  $   227,200   $   181,174  $    61,188          $    88,739
   Net realized gain (loss)                      670,809     (608,840)    (291,701)      220,365      408,545              225,430
   Net change in unrealized
         appreciation (depreciation)           2,620,011    1,699,825    4,451,879      (338,911)      45,697             (183,060)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                       3,311,419    1,131,167    4,387,378        62,628      515,430              131,109
-----------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                 (27,372)     (40,182)     (86,264)     (183,340)     (42,293)             (93,863)
         Class C                                      --           --       (4,397)           --      (13,328)                  --
         Class Y                                      --           --     (126,390)           --           --                   --
   Realized capital gains
         Class A                                      --           --           --      (304,181)          --             (185,895)
         Class C                                      --           --           --            --           --                   --
         Class Y                                      --           --           --            --           --                   --
   Distributions in excess of net investment income
         Class A                                      --           --           --        (6,836)          --              (11,391)
         Class C                                      --           --           --            --           --                   --
         Class Y                                      --           --           --            --           --                   --
   Distributions in excess of realized capital gains
         Class A                                      --           --           --       (70,773)          --                   --
         Class C                                      --           --           --            --           --                   --
         Class Y                                      --           --           --            --           --                   --
   Return of capital distributions
         Class A                                      --       (3,702)          --       (13,429)          --                   --
         Class C                                      --           --           --            --           --                   --
         Class Y                                      --           --           --            --           --                   --
-----------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions             (27,372)     (43,884)    (217,051)     (578,559)     (55,621)            (291,149)
-----------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)       318,185           --    2,753,186            --    3,339,459                   --
   Capital Contribution - Class Y (Note 7)            --           --   20,868,632            --           --                   --
   Proceeds from shares sold                     784,471   25,939,165    1,239,444    13,903,526      480,804            2,065,886
   Reinvestment of dividends and distributions    27,097       43,452      215,987       569,460       54,612              286,919
   Cost of shares redeemed                      (211,629)      (2,366)  (4,054,971)   (4,676,332)  (1,472,526)            (872,443)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
       share transactions                        918,124   25,980,251   21,022,278     9,796,654    2,402,349            1,480,362
-----------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets     4,202,171   27,067,534   25,192,605     9,280,723    2,862,158            1,320,322
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                        27,067,534           --   15,260,949     5,980,226    4,636,087            3,315,765
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                             $31,269,705  $27,067,534  $40,453,554   $15,260,949  $ 7,498,245          $ 4,636,087
===================================================================================================================================


NET ASSETS CONSIST OF:
   Paid-in capital                           $26,880,755  $25,976,551  $25,347,744   $15,278,502  $ 6,838,195          $ 4,521,372
   Undistributed (distributions in excess of) net
         investment income                        (6,773)         --       653,674            --        8,022                1,963
   Accumulated net realized gain (loss)           56,273     (608,842)   9,015,243       (66,551)     520,090               74,357
   Net unrealized appreciation (depreciation)  4,339,450    1,699,825    5,436,893        48,998      131,938               38,395
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares
         outstanding                         $31,269,705  $27,067,534  $40,453,554   $15,260,949  $ 7,498,245          $ 4,636,087
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      TOUCHSTONE                 TOUCHSTONE STANDBY
                                                                       BOND FUND                   INCOME FUND(b)
                                                             ------------------------------------------------------------
                                                             FOR THE SIX       FOR THE      FOR THE SIX        FOR THE
                                                            MONTHS ENDED      YEAR ENDED    MONTHS ENDED      YEAR ENDED
                                                            JUNE 30, 1999    DECEMBER 31,   JUNE 30, 1999    DECEMBER 31,
                                                             (UNAUDITED)         1998        (UNAUDITED)         1998

OPERATIONS:
   Net investment income (loss)                              $  590,187      $  218,403       $  288,465      $  536,968
   Net realized gain (loss)                                     (82,551)         66,845           (8,798)         15,437
   Net change in unrealized appreciation
         (depreciation)                                        (803,492)         37,207          (45,265)          2,467
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                                       (295,856)        322,455          234,402         554,872
------------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
         Class A                                               (132,813)       (219,500)        (291,889)      (541,711)
         Class C                                                (28,776)             --               --             --
         Class Y                                               (382,286)             --               --             --
   Realized capital gains
         Class A                                                     --         (53,127)              --         (2,087)
         Class C                                                (13,079)             --               --             --
         Class Y                                                     --              --               --             --
   Distributions in excess of net investment income
         Class A                                                     --          (4,091)              --             --
         Class C                                                     --              --               --             --
         Class Y                                                     --              --               --             --
   Distributions in excess of realized capital gains
         Class A                                                     --              --               --             --
         Class C                                                     --              --               --             --
         Class Y                                                     --              --               --             --
   Return of capital distributions
         Class A                                                     --              --               --             --
         Class C                                                     --              --               --             --
         Class Y                                                     --              --               --             --
------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                           (556,954)       (276,718)        (291,889)      (543,798)
------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
   Capital Contribution - Class C (Note 7)                    1,139,586              --               --             --
   Capital Contribution - Class Y (Note 7)                   14,150,014              --               --             --
   Proceeds from shares sold                                    518,892       4,527,950        1,276,531      8,443,462
   Reinvestment of dividends and distributions                  540,050         271,637          289,349        543,405
   Cost of shares redeemed                                   (1,266,234)     (1,606,439)      (1,882,002)    (6,343,864)
------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions           15,082,308       3,193,148         (316,122)     2,643,003
------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                   14,229,498       3,238,885         (373,609)     2,654,077
------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Beginning of period                                        4,923,507       1,684,622       11,257,008      8,602,931
------------------------------------------------------------------------------------------------------------------------
   End of period                                            $19,153,005     $ 4,923,507      $10,883,399    $11,257,008
========================================================================================================================


NET ASSETS CONSIST OF:
   Paid-in capital                                          $15,750,781     $ 4,840,284      $10,922,455    $11,238,577
   Undistributed (distributions in excess of) net
         investment income                                    3,216,647           3,657            4,066          7,490
   Accumulated net realized gain (loss)                         429,139          10,547             (193)         8,605
   Net unrealized appreciation (depreciation)                  (243,562)         69,019          (42,929)         2,336
------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding              $19,153,005     $ 4,923,507      $10,883,399    $11,257,008
------------------------------------------------------------------------------------------------------------------------

(a) Commencement of operations: The Fund commenced operations on May 1, 1998.
(b) The Fund does not offer classes of shares. All Fund information is shown in the spaces corresponding to Class A.


The accompanying notes are an integral part of the financial statements.


23



TOUCHSTONE SERIES TRUST

FINANCIAL HIGHLIGHTS


CLASS A
SELECTED DATA FOR A SHARE OUTSTANDING:

                                                                               TOUCHSTONE EMERGING GROWTH FUND
                                                          ------------------------------------------------------------------------
                                                                 FOR THE SIX
                                                                   MONTHS     FOR THE    FOR THE   FOR THE   FOR THE    FOR THE
                                                                    ENDED       YEAR       YEAR      YEAR      YEAR      PERIOD
                                                                 JUNE 30, 1999 ENDED       ENDED     ENDED     ENDED     ENDED(a)
                                                                  (UNAUDITED) 12/31/98   12/31/97  12/31/96  12/31/95  12/31/94
Net asset value, beginning of period                                 $13.40    $13.85     $11.55    $11.52    $10.11    $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                          (0.04)    (0.04)     (0.03)     0.01     (0.01)     0.16
Net realized and unrealized gain (loss) on investments                 2.07      0.37       3.71      1.20      2.29      0.11
----------------------------------------------------------------------------------------------------------------------------------

   Total from investment operations                                    2.03      0.33       3.68      1.21      2.28      0.27
----------------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 --        --         --     (0.01)    (0.03)    (0.15)
   Realized capital gains                                                --     (0.78)     (1.38)    (1.17)    (0.84)    (0.01)
   Return of capital                                                     --        --         --        --        --        --
----------------------------------------------------------------------------------------------------------------------------------

Total dividends and distributions                                        --     (0.78)     (1.38)    (1.18)    (0.87)    (0.16)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                       $15.43    $13.40     $13.85    $11.55    $11.52    $10.11
==================================================================================================================================

   Total return(b)                                                    15.06%     2.57%     32.20%    10.56%    22.56%     2.72%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                   $8,889    $8,335     $4,949    $2,873    $2,520    $1,038
Ratios to average net assets(c):
   Expenses                                                            1.50%(d)  1.50%      1.50%     1.50%     1.50%     1.75%(d)
   Net investment income (loss)                                      (0.63)%(d)(0.41)%    (0.30)%   (0.12)%   (0.05)%    6.10%(d)
Portfolio turnover                                                       59%       78%       101%      117%      109%      150%
==================================================================================================================================

24

                                                                                 TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                          ------------------------------------------------------------------------
                                                                 FOR THE SIX
                                                                   MONTHS     FOR THE    FOR THE   FOR THE   FOR THE    FOR THE
                                                                    ENDED       YEAR       YEAR      YEAR      YEAR      PERIOD
                                                                 JUNE 30, 1999 ENDED       ENDED     ENDED     ENDED     ENDED(a)
                                                                  (UNAUDITED) 12/31/98   12/31/97  12/31/96  12/31/95  12/31/94
Net asset value, beginning of period                                 $12.89    $11.41     $10.63    $ 9.58    $ 9.12    $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.04      0.00(e)    0.02      0.05      0.21      0.00
Net realized and unrealized gain (loss) on investments                 0.18      2.27       1.64      1.06      0.47     (0.88)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                    0.22      2.27       1.66      1.11      0.68     (0.88)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 --     (0.05)     (0.02)    (0.06)    (0.22)       --
   Realized capital gains                                                --     (0.74)     (0.86)       --        --        --
   Return of capital                                                     --        --         --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

Total dividends and distributions                                        --     (0.79)     (0.88)    (0.06)    (0.22)       --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                       $13.11    $12.89     $11.41    $10.63    $ 9.58    $ 9.12
==================================================================================================================================

   Total return(b)                                                     1.71%    19.94%     15.57%    11.61%     5.29%    (8.80)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                   $6,766    $6,876     $4,761    $3,449    $2,617    $2,282
Ratios to average net assets(c):
   Expenses                                                           1.60%(d)   1.60%      1.60%     1.60%     1.60%    1.85%(d)
   Net investment income (loss)                                       0.63%(d)  (0.03)%     0.17%     0.42%     0.11%   (0.36%)(d)
Portfolio turnover                                                      97%       138%       151%       86%       90%        7%
==================================================================================================================================

                                                                               TOUCHSTONE INCOME OPPORTUNITY FUND
                                                          ------------------------------------------------------------------------
                                                                 FOR THE SIX
                                                                   MONTHS     FOR THE    FOR THE   FOR THE   FOR THE    FOR THE
                                                                    ENDED       YEAR       YEAR      YEAR      YEAR      PERIOD
                                                                 JUNE 30, 1999 ENDED       ENDED     ENDED     ENDED     ENDED(a)
                                                                  (UNAUDITED) 12/31/98   12/31/97  12/31/96  12/31/95  12/31/94
Net asset value, beginning of period                                 $ 7.63    $ 9.89     $10.90    $ 9.83    $ 9.08     $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                           0.41      0.90       1.24      1.12      1.19      0.22
Net realized and unrealized gain (loss) on investments                (0.35)     (2.18)    (0.23)     1.38      0.77     (0.94)
-----------------------------------------------------------------------------------------------------------------------------------

   Total from investment operations                                    0.06     (1.28)      1.01      2.50      1.96     (0.72)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (0.42)    (0.91)     (1.22)    (1.12)    (1.21)    (0.20)
   Realized capital gains                                                --        --      (0.80)    (0.31)       --        --
   Return of capital                                                     --     (0.07)        --        --        --        --
-----------------------------------------------------------------------------------------------------------------------------------

Total dividends and distributions                                     (0.42)    (0.98)     (2.02)    (1.43)    (1.21)    (0.20)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                       $ 7.27    $ 7.63     $ 9.89    $10.90    $ 9.83    $ 9.08
===================================================================================================================================

   Total return(b)                                                     0.20%  (13.77)%      9.49%    26.66%    23.19%    (7.20)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                   $5,884    $6,658     $7,009    $4,579    $1,369     $ 926
Ratios to average net assets(c):
   Expenses                                                            1.20%(d)  1.20%      1.20%     1.20%     1.20%     1.45%(d)
   Net investment income (loss)                                       11.04%(d) 10.02%     11.19%    11.29%    12.42%     8.60%(d)
Portfolio turnover                                                      150%      283%       270%      222%      120%      144%
==================================================================================================================================


(a) The Fund commenced operations on October 3, 1994.
(b) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.
(d)  Ratios are annualized.
(e)  Amount rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

TOUCHSTONE SERIES TRUST

FINANCIAL HIGHLIGHTS

CLASS A - CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:
                                                   TOUCHSTONE
                                                 VALUE PLUS FUND                  TOUCHSTONE GROWTH & INCOME FUND
                                             --------------------   ----------------------------------------------------------
                                               FOR THE
                                              SIX MONTHS
                                                ENDED      FOR THE   FOR THE    FOR THE  FOR THE   FOR THE    FOR THE   FOR THE
                                               JUNE 30,    PERIOD   SIX-MONTHS   YEAR      YEAR       YEAR      YEAR     PERIOD
                                                1999       ENDED(a)   ENDED      ENDED     ENDED     ENDED     ENDED     ENDED(b)
                                             (UNAUDITED)   12/31/98 (UNAUDITED) 12/31/98  12/31/97  12/31/96  12/31/95   12/31/94
                                                                     12/31/99


Net asset value, beginning of period           $ 10.41    $ 10.00   $ 15.47   $ 15.06    $14.03     $13.14    $10.02    $10.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.01       0.02      0.09      0.19      0.09      0.12       0.05      0.86
Net realized and unrealized gain
  (loss) on investments                           1.23       0.41      1.71      0.84(g)   2.78      2.12       3.46     (0.84)
-------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations               1.24       0.43      1.80      1.03      2.87      2.24       3.51      0.02
-------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                         (0.01)     (0.02)    (0.10)    (0.20)    (0.11)    (0.12)     (0.16)     0.00
   Realized capital gains                           --         --        --     (0.40)    (1.73)    (1.23)     (0.23)     0.00
   Return of capital                                --       0.00(f)     --     (0.02)       --        --         --        --
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                (0.01)     (0.02)    (0.10)    (0.62)    (1.84)    (1.35)     (0.39)       --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 11.64    $ 10.41   $ 17.17   $ 15.47    $15.06    $14.03     $13.14    $10.02
===============================================================================================================================
   Total return(c)                               11.92%      4.29%    11.65%     6.87%    20.70%    16.95%     35.14%     0.20%
Ratios and supplemental data:
Net assets at end of period (000s)             $30,692    $27,068   $14,564   $15,261    $5,980    $3,659     $1,500    $   20
Ratios to average net assets(d):
   Expenses                                       1.30%(e)   1.30%(e)  1.30%(e)  1.30%     1.30%     1.30%     1.30%      1.55%(e)
   Net investment income (loss)                   0.15%(e)   0.25%(e)  1.09%(e)  1.50%     0.67%     0.55%     0.56%      0.56%(e)
Portfolio turnover                                  23%      0.34%       28%       64%      170%       92%      102%        10%
===============================================================================================================================


26


                                                                       TOUCHSTONE BALANCED FUND
                                             -------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED    FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                             JUNE 30, 1999   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED PERIOD ENDED(b)
                                              (UNAUDITED)     12/31/98     12/31/97   12/31/96    12/31/95     12/31/94
Net asset value, beginning of period               $12.09      $12.42      $12.48      $11.34      $ 9.97       $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         0.12        0.25        0.27        0.30        0.31         0.08
Net realized and unrealized gain
  (loss) on investments                              0.74        0.23        2.09        1.59        1.99        (0.05)
-----------------------------------------------------------------------------------------------------------------------
   Total from investment operations                  0.86        0.48        2.36        1.89        2.30         0.03
-----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                            (0.12)      (0.30)      (0.30)      (0.30)      (0.33)       (0.06)
   Realized capital gains                              --       (0.51)      (2.12)      (0.45)      (0.60)          --
   Return of capital                                   --          --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                   (0.12)      (0.81)      (2.42)      (0.75)      (0.93)       (0.06)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.83      $12.09      $12.42      $12.48      $11.34       $ 9.97
=======================================================================================================================

   Total return(c)                                   7.13%       3.98%      19.25%      16.86%      23.24%       23.24%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                 $4,423      $4,636      $3,316      $2,085      $1,502       $1,001
Ratios to average net assets(d):
   Expenses                                          1.35%(e)    1.35%       1.35%       1.35%       1.35%        1.60%(e)
   Net investment income (loss)                      1.89%(e)    2.11%       2.07%       2.19%       2.39%        2.75%(e)
Portfolio turnover                                     47%         59%        120%         88%        121%           7%
=======================================================================================================================


(a) The Fund commenced operations on May 1, 1998. (b) The Fund commenced operations on October 3, 1994.
(c) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(d) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.
(e)  Ratios are annualized.
(f)  Amount rounds to less than $0.01.
(g) The amount shown for a share outstanding does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

27

TOUCHSTONE SERIES TRUST


FINANCIAL HIGHLIGHTS

CLASS A - CONTINUED
SELECTED DATA FOR A SHARE OUTSTANDING:
                                                                                       TOUCHSTONE BOND FUND
                                             -------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED    FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                             JUNE 30, 1999   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED PERIOD ENDED(a)
                                              (UNAUDITED)     12/31/98    12/31/97    12/31/96    12/31/95     12/31/94
Net asset value, beginning of period             $10.39        $10.22      $10.17      $10.61      $ 9.88       $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       0.03          0.55        0.61        0.71        0.56         1.15
Net realized and unrealized gain
  (loss) on investments                           (0.47)         0.30        0.11       (0.43)       1.07        (1.12)
-----------------------------------------------------------------------------------------------------------------------
         Total from investment operations         (0.44)         0.85        0.72        0.28        1.63         0.03
-----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                          (0.03)        (0.57)      (0.66)      (0.70)      (0.86)       (0.15)
   Realized capital gains                            --         (0.11)      (0.01)      (0.02)      (0.04)          --
   Return of capital                                 --            --          --          --          --           --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.03)        (0.68)      (0.67)      (0.72)      (0.90)       (0.15)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $ 9.92        $10.39      $10.22      $10.17      $10.61       $ 9.88
=======================================================================================================================
         Total return(b)                          (1.66)%        8.56%       7.30%       2.85%      16.95%        0.28%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)               $4,224        $4,924      $1,685       $ 821       $ 523         $ 16
Ratios to average net assets(c):
   Expenses                                         0.90%(d)     0.90%       0.90%       0.90%       0.90%        1.15%(d)
   Net investment income (loss)                     5.90%(d)     5.68%       6.08%       6.01%       6.21%        5.58%(d)
Portfolio turnover                                    19%         170%         88%         64%         78%          11%
=======================================================================================================================

28

                                                                 TOUCHSTONE STANDBY INCOME FUND(f)
                                             -------------------------------------------------------------------------
                                              FOR THE SIX
                                              MONTHS ENDED    FOR THE     FOR THE     FOR THE     FOR THE     FOR THE
                                             JUNE 30, 1999   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED PERIOD ENDED(a)
                                              (UNAUDITED)     12/31/98    12/31/97    12/31/96    12/31/95     12/31/94
Net asset value, beginning of period            $ 9.98         $ 9.97      $ 9.98      $10.01      $10.03      $10.00
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.26           0.52        0.51        0.46        0.55        0.11
Net realized and unrealized gain
(loss) on investments                            (0.05)          0.01          --        0.01       (0.02)       0.03
-----------------------------------------------------------------------------------------------------------------------
         Total from investment operations         0.21           0.53        0.51        0.47        0.53        0.14
-----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                         (0.26)         (0.52)      (0.52)      (0.50)      (0.55)      (0.11)
   Realized capital gains                           --          (0.00)(e)      --          --          --          --
   Return of capital                                --             --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                (0.26)         (0.52)      (0.52)      (0.50)      (0.55)      (0.11)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 9.93         $ 9.98      $ 9.97      $ 9.98      $10.01      $10.03
=======================================================================================================================
         Total return(b)                          2.15%          5.49%       5.21%       4.80%       5.71%       1.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)             $10,883        $11,257      $8,603      $6,456      $5,910      $5,048
Ratios to average net assets(c):
   Expenses                                       0.75%(d)       0.75%       0.75%       0.75%       0.75%       1.00%(d)
   Net investment income (loss)                   5.29%(d)       5.17%       5.14%       4.88%       5.32%       4.54%(d)
Portfolio turnover                                  41%           683%        285%         20%        142%          0%
=======================================================================================================================



(a) The Fund commenced operations on October 3, 1994.
(b) The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c) If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.
(d) Ratios are annualized.
(e) Amount rounds to less than $0.01.
(f) The Fund does not offer classes of shares. All Fund information is shown in this Class A Table.


The accompanying notes are an integral part of the financial statements.

29

TOUCHSTONE SERIES TRUST


FINANCIAL HIGHLIGHTS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

CLASS C(A)
SELECTED DATA FOR A SHARE OUTSTANDING:
                                                                     TOUCHSTONE
                                           TOUCHSTONE   TOUCHSTONE     INCOME     TOUCHSTONE   TOUCHSTONE  TOUCHSTONE
                                            EMERGING  INTERNATIONAL OPPORTUNITY   VALUE PLUS     GROWTH &   BALANCED   TOUCHSTONE
                                          GROWTH FUND  EQUITY FUND       FUND        FUND      INCOME FUND    FUND      BOND FUND
                                          -----------------------------------------------------------------------------------------
Net asset value, beginning of period         $13.04       $12.51       $ 7.42       $10.26        $14.26      $11.65     $10.08
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  (0.10)       (0.12)        0.37        (0.03)         0.03        0.07       0.26
Net realized and unrealized gain
  (loss) on investments                        2.02         0.29        (0.34)        1.17          1.58        0.71      (0.46)
-----------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations      1.92         0.17         0.03         1.14          1.61        0.78      (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                         --           --        (0.39)         --          (0.02)      (0.05)     (0.27)
   Realized capital gains                        --           --           --          --             --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                --           --        (0.39)         --          (0.02)      (0.05)     (0.27)
Net asset value, end of period                $14.96      $12.68       $ 7.06      $11.40         $15.85      $12.38     $ 9.61
===================================================================================================================================
         Total Return(b)                       14.72%       1.36%       (0.07)%     11.11%         11.34%       6.73%     (2.01)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)            $3,386      $4,919       $3,253      $  577         $2,549      $3,075     $  993
Ratios to average net assets(c)
   Expenses                                     2.25%(d)    2.35%(d)     1.95%(d)    2.05%(d)       2.05%(d)    2.10%(d)    1.65%(d)
   Net investment income (loss)                (1.38)%(d)  (0.12)%(d)   10.27%(d)  (0.56)%(d)       0.34%(d)    1.14%(d)    5.15%(d)
Portfolio turnover                                59%         97%         150%         23%            28%         47%         19%
===================================================================================================================================
(a)  The inception date of Class C shares of all Funds was January 1, 1999.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.
(d)  Ratios are annualized.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE SERIES TRUST


FINANCIAL HIGHLIGHTS
                              FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
CLASS Y(a)
SELECTED DATA FOR A SHARE OUTSTANDING:
                                                                      TOUCHSTONE GROWTH          TOUCHSTONE
                                                                         & INCOME FUND            BOND FUND
                                                                     --------------------   --------------------
Net asset value, beginning of period                                   $        20.87         $        14.15
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                                     0.78                   3.49
Net realized and unrealized gain (loss) on investments                           1.69                  (3.72)
----------------------------------------------------------------------------------------------------------------
         Total from investment operations                                        2.47                  (0.23)
----------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (0.13)                 (0.36)
   Realized capital gains                                                        --                      --
Total dividends and distributions                                               (0.13)                 (0.36)
Net asset value, end of period                                         $        23.21         $        13.56
   Total Return (b)                                                             11.85%                 (1.52)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                     $       23,340         $       13,936
Ratios to average net assets (c)
   Expenses                                                                      1.05%(d)               0.65%(d)
   Net investment income (loss)                                                  1.33%(d)               6.17%(d)
Portfolio turnover                                                                 28%                    19%
================================================================================================================
(a) The inception date of Class Y shares of all Funds was January 1, 1999.
(b)  The return is calculated without the effects of a sales charge. Total returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)  If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been higher.
(d) Ratios are annualized.


The accompanying notes are an integral part of the financial statements.

31

TOUCHSTONE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Touchstone Series Trust (the "Trust"), formerly Select Advisors Trust A was organized as a Massachusetts business trust on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended ("the Act"), as an open-end management investment company. The Trust consists of eight Funds, each having distinct investment objectives and policies: Touchstone Emerging Growth Fund ("Emerging Growth Fund"), Touchstone International Equity Fund ("International Equity Fund"), Touchstone Income Opportunity Fund ("Income Opportunity Fund"), Touchstone Value Plus Fund ("Value Plus Fund"), Touchstone Growth & Income Fund ("Growth & Income Fund"), Touchstone Balanced Fund ("Balanced Fund"), Touchstone Bond Fund ("Bond Fund") and Touchstone Standby Income Fund ("Standby Income Fund") (each a "Fund" and collectively, the "Funds").

Each Fund, other than the Growth & Income Fund, Bond Fund and Standby Income Fund, is divided into two classes of shares: class A shares ("Class A Shares") and class C shares ("Class C Shares"). The Growth & Income Fund and the Bond Fund also offer class Y shares ("Class Y Shares"), which are not available for sale to the public. The Standby Income Fund does not offer classes of shares.

As of June 30, 1999, Touchstone Advisors, Inc. a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and Western-Southern owned 24.1%, 55.5%, 23.0%, 95.1%, 12.3%, 42.7% and 10.5% of the outstanding Class A Shares and 60.3%, 73.5%, 40.0%, 49.4%, 8.8%, 59.1%, and 13.7% of the outstanding Class
C Shares of the Emerging Growth Fund, the International Equity Fund, the Income Opportunity Fund, the Value Plus Fund, the Growth & Income Fund, the Balanced Fund, and the Bond Fund, respectively. Touchstone Advisors, Inc. and Western-Southern owned 62.0% of the outstanding shares of the Standby Income Fund as of June 30, 1999.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Funds:

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets

TOUCHSTONE SERIES TRUST


and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Substantially all of the net investment income of the Income Opportunity Fund and the Bond Fund are declared as dividends and paid monthly. Substantially all of the net investment income of the Value Plus Fund and the Balanced Fund are declared as dividends and paid quarterly. Substantially all of the net investment income of the Growth & Income Fund is currently declared as dividends and paid quarterly. For the months of January 1999 through March 1999, the Growth & Income Fund declared and paid dividends monthly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund are declared as dividends and paid annually. It is the policy of the Standby Income Fund to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date and are reinvested at net asset value.

Income and realized capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassification, are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gain or loss from the Funds may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

ORGANIZATION EXPENSE. Organization expenses attributable to the Funds were deferred and are being amortized by each Fund on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any redemption by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital shares ("Initial Shares") of the Fund will be reduced by a portion of any unamortized organization expenses of the Fund, determined by the proportion of the

TOUCHSTONE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS CONTINUED


number of the Initial Shares of the Fund redeemed to the number of the Initial Shares of the Fund then outstanding after taking into account any prior redemptions of the Initial Shares of the Fund. The amount of such reduction in excess of the unamortized organization expenses of the Fund, if any, shall be contributed by the Fund.

FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income tax is necessary.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of June 30, 1999, the following Funds had the following open forward foreign currency and spot contracts:

                                                                                                      Unrealized
                                                 Contracts to                                        Appreciation/
Portfolio Name            Maturity Date         Deliver/Receive       In Exchange For    Value      (Depreciation)
Balanced Fund
Sales                         9/24/99             GBP 41,520              $66,042       $65,484       $   558
                              9/13/99             ZAR 565,020              90,403        93,593        (3,190)
-------------------------------------------------------------------------------------------------------------------
                                                                                                      $(2,632)
===================================================================================================================
GBP Great British Pound
ZAR South African Rand
                                                                                                      Unrealized
                                                 Contracts to                                        Appreciation/
Portfolio Name            Maturity Date         Deliver/Receive       In Exchange For    Value      (Depreciation)
International Equity Fund
Sales                         7/01/99             JPY 121,550              $1,005        $1,005       $    --
-------------------------------------------------------------------------------------------------------------------
JPY Japanese Yen


REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards

TOUCHSTONE SERIES TRUST


established by the Trustees of the Trust. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

SECURITY TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a class are charged to that class. Other expenses of each Fund are further allocated to each Class of shares based on their relative net asset values.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Some of the Funds may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"), a subsidiary of Western-Southern Life Assurance Company ("Western Southern"). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 1999, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Fund.

                       Emerging  International    Income       Value
                        Growth      Equity      Opportunity    Plus
                         Fund        Fund          Fund        Fund
Rate                     0.80%       0.95%         0.65%       0.75%
=====================================================================

                       Growth &                               Standby
                        Income     Balanced       Bond        Income
                         Fund        Fund         Fund         Fund
Rate                     0.80%       0.80%        0.55%        0.25%
=====================================================================

TOUCHSTONE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS CONTINUED



Subject to review and approval by the Board of Trustees, the Advisor may enter into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of June 30, 1999, the following sub-advisory agreements were in place:

EMERGING GROWTH FUND
David L. Babson & Company, Inc.                0.50%
Westfield Capital Management Company, Inc.     0.45% on the first $10 million
                                               0.40% on the next $40 million
                                               0.35% thereafter
INTERNATIONAL EQUITY FUND
Credit Suisse Asset Management                 0.85% on the first $30 million
                                               0.80% on the next $20 million
                                               0.70% on the next $20 million
                                               0.60% thereafter
INCOME OPPORTUNITY FUND
Alliance Capital Management L.P.               0.40% on the first $50 million
                                               0.35% on the next $20
                                               million 0.30% on the next
                                               $20 million 0.25%
                                               thereafter
VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.      0.45%

GROWTH & INCOME FUND
Scudder Kemper Investments, Inc.               0.50% on the first $150 million
                                               0.45% thereafter
BALANCED FUND
OpCap Advisors, Inc.                           0.60% on the first $20 million*
                                               0.50% on the next $30 million*
                                               0.40% thereafter*
BOND FUND
Fort Washington Investment Advisors, Inc.      0.30%

STANDBY INCOME FUND
Fort Washington Investment Advisors, Inc.      0.15%

* Includes assets of the Balanced Fund of the Trust and the Balanced Fund of the Touchstone Variable Series Trust (for which OpCap Advisors, Inc. also acts in an investment advisory capacity).

Fort Washington Investment Advisors, Inc., is an affiliate of the Advisor.

DISTRIBUTION AND SERVICE PLAN. Under the Trust's Distribution and Service Plan in accordance with Rule 12b-1 under the Act, the Trust retains Touchstone Securities, Inc. ("Distributor"), a subsidiary of Western-Southern, as a service agent of the Trust and as the principal underwriter of the shares of each Fund. Under the Distribution Plan, Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund to finance activity that is principally intended to result in the sale of Class C Shares of the Fund. Under the Service Plan, Class A Shares and Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Fund for the provision of certain services to the holders of Class A Shares and Class C Shares.

TOUCHSTONE SERIES TRUST


SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1999. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Trust, which are included in separate annual reports. For six months ended June 30, 1999 the Trust incurred $5,661 in Trustee fees which was prorated to each Fund.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES
Investment transactions (excluding purchases and sales of U.S. government agency obligations and excluding short-term investments) for six months ended June 30, 1999, were as follows:

                                    Cost of Purchases      Proceeds from Sales
         Emerging Growth Fund          $ 6,268,353             $ 6,752,293
         International Equity Fund      10,617,408              10,889,148
         Income Opportunity Fund        13,686,833              14,413,704
         Value Plus Fund                 7,249,755               6,466,348
         Growth & Income Fund           10,782,267              13,923,647
         Balanced Fund                   3,081,163               3,672,774
         Bond Fund                       1,829,835               2,467,905
         Standby Income Fund             4,173,212               2,654,832

The following Funds had transactions in U.S. government and U.S. government agency obligations (excluding short-term investments):

                                    Cost of Purchases      Proceeds from Sales
         Balanced Fund                 $  356,816              $  437,041
         Bond Fund                      1,715,016               1,569,602
         Standby Income Fund            1,117,792                 550,000

5. RESTRICTED SECURITIES
Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 1999, Bond Fund held restricted securities valued by the trustees of the Trust at $759,177, representing 3.96% of net assets. Acquisition date and cost of each are as follows:

                                     Acquisition Date             Cost
Mercantile Safe Deposit                   3/28/85               $ 71,378
Central America, Series F                  8/1/86                130,000
Central America, Series G                  8/1/86                130,000
Central America, Series H                  8/1/86                130,000
Republic of Honduras, Series C             5/1/88                100,000
Republic of Honduras, Series D             5/1/88                100,000

TOUCHSTONE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS CONTINUED



The Bond Portfolio, a series of Select Advisors Portfolios, received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Bond Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Bond Fund. (Note 7)

As of June 30, 1999, Income Opportunity held restricted securities valued by the trustees of the Trust at $200,000 representing 2.19% of net assets. Acquisition date and cost of each are as follows:

                                Acquisition Date                      Cost
FSW International                     5/7/97                        $487,500
NTS Steel Group                     11/15/96                         145,000

6. EXPENSE REIMBURSEMENTS
The Advisor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below for six months ended June 30, 1999.


                            Emerging International Income      Value    Growth &                          Standby
                             Growth     Equity   Opportunity   Plus      Income    Balanced     Bond      Income
                              Fund       Fund       Fund       Fund       Fund       Fund       Fund       Fund
Voluntary Expense Limit -
            Class A           1.50%      1.60%      1.20%      1.30%      1.30%      1.35%      0.90%      0.75%
Voluntary Expense Limit -
            Class C           2.25%      2.35%      1.95%      2.05%      2.05%      2.10%      1.65%       --
Voluntary Expense Limit -
            Class Y            --         --         --         --        1.05%       --        0.65%       --
Amount of Reimbursement
to Fund                     $114,388   $163,365   $124,775    $94,239   $141,336   $112,826   $139,031   $108,228
=================================================================================================================


7. CAPITAL CONTRIBUTION
Effective immediately after the close of business on December 31, 1998, each series of Select Advisors Trust C and each series of Select Advisors Trust A withdrew its assets (net of liabilities) from the corresponding series of Select Advisors Portfolios. Each Select Advisors Trust A Fund then acquired all of the assets (net of the liabilities) of the corresponding Select Advisors Trust C Fund in exchange for Class C shares of such Select Advisors Trust A Fund. In addition, where applicable, the Western-Southern Life Insurance Company Separate Account A withdrew its assets from each Portfolio of Select Advisors Portfolios in which it invested and reinvested such assets in Class Y shares of the corresponding Select Advisors Trust A Fund. Select Advisors Trust A was renamed Touchstone Series Trust at the time of these transactions. Thus, an initial capital contribution to each Fund of Touchstone Series Trust equal to the amount of the respective Select Advisors Trust C Fund's and Western-Southern Life Insurance Company Separate Account A's net assets was made at that time.

8. CAPITAL SHARE TRANSACTIONS
Transactions in capital stock were as follows for the following periods and classes of each Fund:

TOUCHSTONE SERIES TRUST

TOUCHSTONE EMERGING GROWTH FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               61,732       $ 1,833,433    343,695       $ 5,012,537
   Reinvestment of dividends and distributions  (21)             (246)    32,355           418,391
---------------------------------------------------------------------------------------------------
                                             61,711           833,187    376,050         5,430,928
   Shares redeemed                         (107,715)       (1,473,338)  (111,410)       (1,581,667)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (46,004)       $ (640,151)   264,640       $ 3,849,261
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               14,380        $  188,215         --       $        --
   Reinvestment of dividends and distributions  --                 --         --                --
---------------------------------------------------------------------------------------------------
                                             14,380           188,215         --                --
   Shares redeemed                          (39,982)         (524,787)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (25,602)      $  (336,572)        --       $        --
===================================================================================================
TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               43,171        $  550,135    123,496       $ 1,630,252
   Reinvestment of dividends and distributions  (35)             (448)    30,828           398,640
---------------------------------------------------------------------------------------------------
                                             43,136           549,686    154,324         2,028,892
   Shares redeemed                          (60,544)         (773,072)   (38,129)         (501,457)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (17,408)      $  (223,386)   116,195       $ 1,527,435
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               15,425        $  192,123         --       $        --
   Reinvestment of dividends and distributions  --                 --         --                --
---------------------------------------------------------------------------------------------------
                                             15,425           192,124         --                --
   Shares redeemed                          (45,196)         (556,217)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (29,771)      $  (364,093)        --       $        --
===================================================================================================
TOUCHSTONE INCOME OPPORTUNITY FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               86,505        $  647,909    374,781       $ 3,476,133
   Reinvestment of dividends
     and distributions                       38,791           288,318     71,619           623,322
---------------------------------------------------------------------------------------------------
                                            125,296           936,227    446,400         4,099,455
   Shares redeemed                         (188,570)       (1,415,497)  (283,285)       (2,599,216)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (63,274)        $(479,270)   163,115       $ 1,500,239
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               29,264        $  214,451         --       $        --
   Reinvestment of dividends
     and distributions                       21,121           152,559         --                --
---------------------------------------------------------------------------------------------------
                                             50,385           367,010         --                --
   Shares redeemed                         (101,462)         (743,397)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (51,077)      $  (376,387)        --       $        --
===================================================================================================

39

TOUCHSTONE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED

TOUCHSTONE VALUE PLUS FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               36,604        $  404,433  2,605,472       $25,939,165
   Reinvestment of dividends
     and distributions                        2,348            27,097      4,677            43,452
---------------------------------------------------------------------------------------------------
                                             38,952           431,530  2,610,149        25,982,617
   Shares redeemed                           (3,548)          (38,530)    (9,307)           (2,366)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                   35,404        $  393,000  2,600,842       $25,980,251
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               36,434        $  380,037         --       $        --
   Reinvestment of dividends and distributions   --                --         --                --
---------------------------------------------------------------------------------------------------
                                             36,434           380,037         --                --
   Shares redeemed                          (16,810)         (173,098)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                   19,624        $  206,939         --       $        --
===================================================================================================

TOUCHSTONE GROWTH & INCOME FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               54,074        $  866,309    840,694       $13,903,526
   Reinvestment of dividends and distributions5,276            85,467     36,887           569,460
---------------------------------------------------------------------------------------------------
                                             59,350           951,776    877,581        14,472,986
   Shares redeemed                         (198,022)       (3,190,102)  (287,905)       (4,676,332)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                 (138,672)     $ (2,238,326)   589,676       $ 9,796,654
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               25,124        $  373,134         --       $        --
   Reinvestment of dividends and distributions  289             4,130         --                --
---------------------------------------------------------------------------------------------------
                                             25,413           377,264         --                --
   Shares redeemed                          (57,664)         (864,868)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (32,251)       $ (487,604)        --       $        --
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class Y):
   Shares sold                                   --           $    --         --       $        --
   Reinvestment of dividends and distributions5,733           126,390         --                --
---------------------------------------------------------------------------------------------------
                                              5,733           126,390         --                --
   Shares redeemed                               --                --         --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                    5,733        $  126,390         --       $        --
===================================================================================================

TOUCHSTONE SERIES TRUST

TOUCHSTONE BALANCED FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               23,895        $  296,821    161,051       $ 2,065,886
   Reinvestment of dividends
     and distributions                        3,343            41,821     23,854           286,919
---------------------------------------------------------------------------------------------------
                                             27,238           338,642    184,905         2,352,805
   Shares redeemed                          (65,821)         (824,006)   (68,591)         (872,443)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (38,583)       $ (485,364)   116,314       $ 1,480,362
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               15,263          $183,982         --       $        --
   Reinvestment of dividends
     and distributions                        1,067            12,791         --                --
---------------------------------------------------------------------------------------------------
                                             16,330           196,773         --                --
   Shares redeemed                          (54,526)         (648,519)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (38,196)       $ (451,746)        --       $        --
===================================================================================================
TOUCHSTONE BOND FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding (Class A):
   Shares sold                               31,532        $  322,035    436,841       $ 4,527,950
   Reinvestment of dividends
     and distributions                       12,768           129,382     26,120           271,637
---------------------------------------------------------------------------------------------------
                                             44,300           451,417    462,961         4,799,587
   Shares redeemed                          (92,504)         (944,992)  (153,703)       (1,606,439)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (48,204)        $(493,575)   309,258       $ 3,193,148
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class C):
   Shares sold                               19,920        $  196,857         --       $        --
   Reinvestment of dividends
     and distributions                        2,889            28,382         --                --
---------------------------------------------------------------------------------------------------
                                             22,809           225,239         --                --
   Shares redeemed                          (32,535)         (321,242)        --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                   (9,726)        $ (96,003)        --       $        --
---------------------------------------------------------------------------------------------------
Shares Outstanding (Class Y):
   Shares sold                                   --             $  --         --       $        --
   Reinvestment of dividends
     and distributions                       27,657           382,286         --                --
---------------------------------------------------------------------------------------------------
                                             27,657           382,286         --                --
   Shares redeemed                               --                --         --                --
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                   27,657        $  382,286         --       $        --
===================================================================================================
TOUCHSTONE STANDBY INCOME FUND
                                                  Six Months Ended               Year Ended
                                             June 30, 1999 (unaudited)       December 31, 1998
                                              Shares           Amount      Shares            Amount
Shares Outstanding:
   Shares sold                              127,949       $ 1,276,531    846,688       $ 8,443,462
   Reinvestment of dividends
     and distributions                       29,075           289,349     54,478           543,405
---------------------------------------------------------------------------------------------------
                                            157,024         1,565,880    901,166         8,986,867
   Shares redeemed                         (188,993)       (1,882,002)  (635,946)       (6,343,864)
---------------------------------------------------------------------------------------------------
   Net increase (decrease)                  (31,969)       $ (316,122)   265,220       $ 2,643,003
===================================================================================================

41

TOUCHSTONE SERIES TRUST


SUPPLEMENTARY INFORMATION: CHANGE IN ACCOUNTANTS
For 1998 and for previous years, PricewaterhouseCoopers LLP and its predecessor ("PWC") served as independent public accountant for the Funds. Subsequent to PWC's completion of the 1998 fiscal year audit the Board of Trustees asked PricewaterhouseCoopers LLP to resign and selected Ernst & Young LLP as independent public accountant for the Funds. The Board's selection of Ernst & Young LLP did not result from any dispute between the Funds and PWC, and PWC's reports for the last two years did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There was no disagreement between PWC and the Funds on any matter of accounting principals, practices, financial statement disclosure or auditing scope of procedure.

NOTES

NOTES

Distributor
-----------
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Investment Advisor of each Portfolio
------------------------------------
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202


Transfer Agent
--------------
State Street Bank and Trust Company
P.O. Box 8518
Boston, Massachusetts 02266-8518


Administrator, Custodian & Fund Accounting Agent
------------------------------------------------
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116-9130


Independent Accountants
-----------------------
Ernst & Young LLP
1300 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio 45202


Legal Counsel
-------------
Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio 45202


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